As Filed with the Securities and Exchange Commission on April 30, 1999

                                               Registration No.   333-45727
                                                                  811-08635
===========================================================================

                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549

                                 FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Pre-Effective Amendment No.                [ ]


              Post-Effective Amendment No.  5             [X]


                                  and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


             Amendment No.   9                            [X]


                            Variable Account A
                        (Exact Name of Registrant)

                  Keyport Benefit Life Insurance Company
                            (Name of Depositor)
               125 High Street,  Boston, Massachusetts 02110
     (Address of Depositor's Principal Executive Offices)  (Zip Code)

     Depositor's Telephone Number, including Area Code:  617-526-1400

                       Bernard R. Beckerlegge, Esq.
                  Keyport Benefit Life Insurance Company
                              125 High Street
                             Boston, MA 02110
                  (Name and Address of Agent for Service)

                                Copies to:

                            Joan E. Boros, Esq.
            Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                    1025 Thomas Jefferson Street, N.W.
                           Washington, DC 20007

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485

(X) on May 3, 1999 pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485
( ) on [date] pursuant to paragraph (a)(1) of Rule 485


Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.
===========================================================================


Exhibit List on Page ____

                    CONTENTS OF REGISTRATION STATEMENT


                             The Facing Sheet

                             The Contents Page

                           Cross-Reference Sheet


                                  PART A

                                Prospectus


                                  PART B

                    Statement of Additional Information


                                  PART C

                               Items 24 - 32

                              The Signatures

                                 Exhibits

                            VARIABLE ACCOUNT A

                  KEYPORT BENEFIT LIFE INSURANCE COMPANY

                     CROSS REFERENCE TO ITEMS REQUIRED
                                BY FORM N-4

N-4 Item       Caption in Prospectus

 1.            Cover Page

 2.            Definitions
 3.            Summary of Certificate Features
               Fee Table
               Examples
               Explanation of Fee Tables and Examples

 4.            Condensed Financial Information
               Performance Information
 5.            Keyport Benefit and the Variable Account
               Eligible Funds
 6.            Deductions
 7.            Allocations of Purchase Payments
               Transfer of Variable Account Value
               Substitution of Eligible Funds and Other Variable Account
                  Changes
               Modification of the Certificate
               Death Provisions for Non-Qualified Certificates
               Death Provisions for Qualified Certificates
               Certificate Ownership
               Assignment
               Partial Withdrawals and Surrender
               Annuity Benefits
               Suspension of Payments
               Inquiries by Certificate Owners
 8.            Annuity Provisions
 9.            Death Provisions for Non-Qualified Certificates
               Death Provisions for Qualified Certificates
               Annuity Options
10.            Purchase Payments and Applications
               Variable Account Value
               Valuation Periods
               Net Investment Factor
               Sales of the Certificates
11.            Partial Withdrawals and Surrender
               Option A: Income For a Fixed Number of Years
               Right to Revoke
12.            Tax Status
13.            Legal Proceedings
14.            Table of Contents - Statement of Additional Information

               Caption in Statement of Additional Information

15.            Cover Page
16.            Table of Contents
17.            Keyport Benefit Life Insurance Company
18.            Safekeeping of Assets, Experts
19.            Not applicable
20.            Principal Underwriter
21.            Investment Performance
22.            Variable Annuity Benefits
23.            Financial Statements

This Amendment No. 5 to the Registration Statement on Form N-4 which initially became effective on June 25, 1998 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as
amended,   to  supplement  the  Registration  Statement  with  a   separate
prospectus and statement of additional information ("SAI"), and related exhibits, describing a specific form of the Group Flexible Premium Deferred Annuity Contract. This Amendment relates only to the prospectus, SAI, and exhibits included in this Amendment and does not otherwise delete, amend, or supersede any information contained in Post-Effective Amendment Nos. 1, 2 and 4 to the Registration Statement.

                                  PART A

                        May 3, 1999 Prospectus for






                                 NEW YORK
                     MANNING & NAPIER VARIABLE ANNUITY




                 Including Eligible Fund Prospectuses for

                  MANNING & NAPIER INSURANCE FUND, INC.:

                Manning & Napier Moderate Growth Portfolio

                     Manning & Napier Growth Portfolio

                Manning & Napier Maximum Horizon Portfolio

                    Manning & Napier Small Cap Porfolio

                     Manning & Napier Equity Portfolio

                      Manning & Napier Bond Portfolio

                    STEINROE VARIABLE INVESTMENT TRUST:

               Stein Roe Money Market Fund, Variable Series

                              Prospectus for
                   The Manning & Napier Variable Annuity

              Group and Individual Flexible Purchase Payment
                    Deferred Variable Annuity Contracts

                                 issued by

                            Variable Account A
                                    of
                  Keyport Benefit Life Insurance Company

This prospectus describes the Manning & Napier variable annuity group Contracts and related Certificates offered by Keyport Benefit Life Insurance Company. This prospectus also offers the Certificates in the form of Individual Contracts, where required by certain states. All discussion of Certificates applies to Contracts and Individual Contracts unless specified otherwise.

Under the Certificate, you may elect to have value accumulate on a variable basis. You may also elect to receive periodic annuity payments on either a variable or fixed basis. Purchase payments will be allocated to our segregated investment account designated Variable Account A. This prospectus generally describes only the variable features of the Certificates. The Certificates are designed to help you in your retirement planning. You may purchase them on a tax qualified or non-tax qualified basis. Because they are offered on a flexible payment basis, you are permitted to make multiple payments.

We will allocate your purchase payments to the investment options in the proportions you choose. The Certificate currently offers seven investment options, each of which is a Sub-account of Variable Account A. Currently you may choose among the following Eligible Funds:

The Manning & Napier Insurance Fund, Inc.: Manning & Napier Moderate Growth Portfolio; Manning & Napier Growth Portfolio; Manning & Napier Maximum Horizon Portfolio; Manning & Napier Small Cap Portfolio; Manning & Napier Equity Portfolio; and Manning & Napier Bond Portfolio.

SteinRoe Variable Investment Trust: Stein Roe Money Market Fund, Variable
Series.

You may not purchase a Certificate if either you or the Annuitant are 80 years old or older before we receive your application. You may not purchase a tax-qualified Certificate if you or the Annuitant are 75 years old or older before we receive your application (age 80 applies to Roth
IRAs).

The purchase of a Contract or Certificate involves certain risks.
Investment performance of the Eligible Funds to which you may allocate purchase payments may vary. We do not guarantee any minimum Certificate Value for amounts allocated to the Eligible Funds.

The Variable Account may offer other certificates with different features, fees and charges, and other Sub-accounts which may invest in different or additional mutual funds. Separate prospectuses and statements of additional information will describe other certificates. The agent selling the Certificates has information concerning the eligibility for and availability of the other certificates.

This prospectus contains important information about the Contracts and Certificates you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this prospectus and is incorporated by reference in this prospectus. You may obtain a free copy by writing us as 125 High Street, Boston, MA 02110, by calling (800) 437-4466; by writing Manning & Napier Insurance Fund at P.O. Box 40610, Rochester, New York, 14604, or calling (800 466-3863; or by returning the postcard on the back cover of this prospectus. A table of contents for the SAI appears on page 27 of this prospectus.

The date of this prospectus is May 3, 1999.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                             TABLE OF CONTENTS
                                                                 Page
Definitions                                                       3
Summary of Contract Features                                      4
Fee Table                                                         5
Example                                                           7
Explanation of Fee Table and Example                              7
Condensed Financial Information                                   8
Performance Information                                           9
Keyport Benefit and the Variable Account                          9
Purchase Payments and Applications                               10
Investments of the Variable Account                              11
  Allocations of Purchase Payments                               11
  Eligible Funds                                                 11
  Transfer of Variable Account Value                             12
  Substitution of Eligible Funds and Other
    Variable Account Changes                                     12
Deductions                                                       14
  Deductions for Certificate Maintenance Charge                  14
  Deductions for Mortality and Expense Risk Charge               14
  Deductions for Transfers of Variable Account Value             14
  Deductions for Premium Taxes                                   14
  Deductions for Income Taxes                                    14
  Total Variable Account Expenses                                14
Other Services                                                   15
The Certificates                                                 15
  Variable Account Value                                         15
  Valuation Periods                                              15
  Net Investment Factor                                          15
  Modification of the Certificate                                16
  Right to Revoke                                                16
Death Provisions for Non-Qualified Certificates                  16
Death Provisions for Qualified Certificates                      17
Certificate Ownership                                            18
Assignment                                                       18
Partial Withdrawals and Surrender                                18
Annuity Provisions                                               19
  Annuity Benefits                                               19
  Annuity Option and Income Date                                 19
  Change in Annuity Option and Income Date                       19
  Annuity Options                                                19
  Variable Annuity Payment Values                                21
  Proof of Age, Sex, and Survival of Annuitant                   21
Suspension of Payments                                           21
Year 2000 Matters                                                22
Tax Status                                                       22
  Introduction                                                   22
  Taxation of Annuities in General                               22
  Qualified Plans                                                25
  Individual Retirement Annuities                                25
Variable Account Voting Privileges                               25
Sales of the Certificates                                        26
Legal Proceedings                                                26
Inquiries by Certificate Owners                                  26
Table of Contents-Statement of Additional Information            27
Appendix A-Telephone Instructions                                28

                                DEFINITIONS

Accumulation Unit: A unit of measurement which we use to calculate Variable Account Value.

Annuitant: The natural person on whose life annuity benefits are based and who will receive annuity payments starting on the Income Date.

Certificate Anniversary: Each anniversary of the Certificate Date.

Certificate Date: The date when the Certificate becomes effective.

Certificate Owner ("You"): The person(s) having the privileges of ownership defined in the Certificate.

Certificate Value: The Variable Account Value.

Certificate Withdrawal Value: The Certificate Value less any premium taxes and certificate maintenance charge.

Certificate Year: Each twelve-month period beginning on the Certificate Date and each Certificate Anniversary thereafter.

Company ("We", "Us", "Our", "Keyport Benefit"): Keyport Benefit Life Insurance Company.

Designated Beneficiary: The person designated to receive any death benefits under the Certificate.

Eligible Funds: The underlying mutual funds in which the Variable Account invests.

In Force: The status of the Certificate before the Income Date so long as it is not totally surrendered, the Certificate Value under a Certificate does not go to zero, and there has not been a death of the Annuitant or any Certificate Owner that will cause the Certificate to end within at most five years of the date of death.

Income Date: The date on which annuity payments are to begin.

Non-Qualified Certificate: Any Certificate that is not issued under a Qualified Plan.

Qualified Certificate: Certificates issued under Qualified Plans.

Qualified Plan: A retirement plan which receives special tax treatment under Section 408(b) or 408A of the Internal Revenue Code ("Code").

Variable Account: Variable Account A which is a separate investment account of the Company into which purchase payments under the Certificates may be allocated. The Variable Account is divided into Sub-accounts which invest in shares of an Eligible Fund.

Variable Account Value: The value of all Variable Account amounts accumulated under the Certificate prior to the Income Date.

Written Request: A request written on a form satisfactory to us, signed by you and a disinterested witness, and filed at our office.

                      SUMMARY OF CERTIFICATE FEATURES

Because this is a summary, it does not contain all of the information that may be important to you. You should read the entire prospectus and Statement of Additional Information before deciding to invest. Further, individual state requirements, which are different from the information in this prospectus, are described in supplements to this prospectus or in endorsements to the Certificate.

The Certificate

The Certificate is a flexible premium deferred variable annuity certificate. It is designed for retirement planning purposes. It allows you to allocate purchase payments to and receive annuity payments from the Variable Account.

The Variable Account is a separate investment account we maintain. If you allocate payments to the Variable Account, your accumulation values and annuity payments will fluctuate according to the investment experience of the Eligible Funds chosen.

The Variable Account is not part of our "general Account", which consists of all our assets except the Variable Account and the assets of other separate investment accounts we maintain. If you allocate payments to the Variable Account, the accumulation values and annuity payment will fluctuate according to the investment performance of the Sub-accounts chosen.

Purchase of the Certificate

You may make multiple purchase payments. The minimum initial payment is $5,000. For individual retirement annuities the minimum payment is $2,000. The minimum amount for each subsequent payment is $1,000 or a lesser amount as we may permit from time to time which is currently $1,000. (See "Purchase Payments and Applications.")

Investment Choices

You can allocate and reallocate your investment among the Sub-accounts of the Variable Account which in turn invest in the Eligible Funds. Each Eligible Fund holds its assets separately from the assets of the other Eligible Funds. Each has its own investment objectives and policies described in the accompanying prospectuses for the Eligible Funds. Under the Certificate, the Variable Account currently invests in the following:

Manning and Napier Insurance Fund Inc. ("Manning and Napier Insurance
Fund")
    Manning and Napier Moderate Growth Portfolio ("MNMGP")
    Manning and Napier Growth Portfolio ("MNGP")
    Manning and Napier Maximum Horizon Portfolio ("MNMHP")
    Manning and Napier Small Cap Portfolio ("MNSCP")
    Manning and Napier Equity Portfolio ("MNEP")
    Manning and Napier Bond Portfolio ("MNBP")

SteinRoe Variable Investment Trust ("SteinRoe Trust")
    Stein Roe Money Market Fund, Variable Series ("SRMMF")

Fees and Charges

    Mortality and Expense Risk Charge

We deduct a mortality and expense risk charge at an annual rate of .35% of your average daily net asset value in the Variable Account. (See
"Deductions for Mortality and Expense Risk Charge.")

    Certificate and Maintenance Charge

We deduct an annual $35 certificate maintenance charge from Variable Account Value for administrative expenses. Prior to the Income Date, we reserve the right to change this charge for future years. In certain instances, we may waive this charge. (See "Deductions for Certificate Maintenance Charge.")

    Transfer Charge

Currently, there is no transfer charge. However, the Certificate permits us to charge up to $25 for each transfer in excess of 12 in each year your contract is In Force.

    Premium Taxes

We charge premium taxes against your Certificate Value. Currently such premium taxes range from 0% to 5.0%. (See "Deductions for Premium Taxes.")

    Federal Income Taxes

You will not pay federal income taxes on the increases in the value of your Certificate. However, if you make a withdrawal, in the form of a lump sum payment, annuity payment, or the make a gift or assignment, you will be subject to federal income taxes on the increases in the value of your Certificate and may also be subject to a 10% federal penalty tax. (See "Tax Status.")

Free Look

Generally, you may revoke the Certificate by returning it to us within 10 days after you receive it. We will refund your Certificate Value, plus any distribution charges previously deducted, as of the date we receive the returned Certificate. You will bear the investment risk during the revocation period. (See "Right to Revoke.")

                                 FEE TABLE

                  Certificate Owner Transaction Expenses

Sales Load Imposed on Purchases:                             0%

Maximum Contingent Deferred Sales Charge
(as a percentage of purchase payments):                      0%

Maximum Total Certificate Owner Transaction Expenses1
  (as a percentage of purchase payments):                    0%

Annual Certificate Maintenance Charge                      $35

Variable Account Annual Expenses
(as a percentage of average net assets)

Mortality and Expense Risk Charge:                           .35%
Total Variable Account Annual Expenses:                      .35%

    Manning & Napier Insurance Fund and SteinRoe Trust Annual Expenses2
                  (as a percentage of average net assets)

                  Management          Other             Total Fund
                    Fees             Expenses            Operating
                 (After Any        (After Any         Expenses (After
                Waiver and/or      Waiver and/or     Any Waiver and/or
Fund            Reimbursement)3    Reimbursement)3      Reimbursement)3
MNMGP            0.00% (1.00%)     1.20% (8.34%)       1.20%(9.43%)
MNGP             0.00% (1.00%)     1.20% (2.30%)       1.20%(3.30%)
MNMHP            0.00% (1.00%)     1.20% (7.43%)       1.20%(8.43%)
MNSCP            0.00% (1.00%)     1.20% (8.04%)       1.20%(9.04%)
MNEP             0.00% (1.00%)     1.20% (7.46%)       1.20%(8.46%)
MNBP             0.00% (0.50%)      .85% (8.51%)        .85%(9.01%)
SRMMF             .35%              .27%                .62%

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

1We reserve the right to impose a transfer fee after prior notice to Certificate Owners. Currently, we do not impose any charge. Premium taxes are not shown. We deduct the amount of premium taxes, if any, when paid unless we elect to defer such deduction.

2All Manning & Napier Insurance Fund and SteinRoe Trust expenses are for 1998. The Manning & Napier Insurance Fund expenses reflect the manager's agreement to reimburse expenses above certain limits (see footnote 3).

3The manager of Manning & Napier Insurance Fund has agreed to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each Eligible Fund of Manning & Napier Insurance Fund, so long as such reimbursement would not result in the Eligible Fund's inability to qualify as a regulated investment company under the Internal Revenue Code: MNMGP 1.2%, MNGP 1.2%, MNMHP 1.2%, MNSCP 1.2%, MNEP 1.2%, MNBP .85%. The Manning & Napier Insurance Fund manager's fee waiver and assumption of expenses agreement is voluntary and may be terminated at any time. The total percentages shown in the table for MNMHP, MNSCP, MNEP, MNGP, MNMGP, and MNBP are after expense reimbursement. Each percentage shown in the parentheses is what the expenses would be without any expense reimbursement: for MNMGP--1.00% for management fees, 8.34% for other expenses and 9.34% for total expenses; for MNGP--1.00% for management fees, 2.30% for other expenses and 3.30% for total expenses; for MNMHP-- 1.00% for management expenses, 7.43% for other expenses and 8.43% for total expenses; for MNSCP--1.00% for management fees, 8.04% for other expenses and 9.04% for total expenses; for MNEP--1.00% for management fees, 7.46% for other expenses and 8.46% for total expenses; and for MNBP--0.50% for management fees, 8.51% for other expenses and 9.01% for total expenses.

The manager of SteinRoe Trust has agreed until April 30, 2000 to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each Eligible Fund of SteinRoe Trust, so long as such reimbursement would not result in the Eligible Fund's inability to qualify as a regulated investment company under the Internal Revenue Code: SRMMF .65%. The SteinRoe Trust's manager was not required to reimburse expenses as of the date of this prospectus.

                                  EXAMPLE

If you surrender your Certificate at the end of the periods shown, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets.

Sub-Account        1 Year       3 Years       5 Years     10 Years
MNMGP               $15           $49          $89            $220
MNGP                 15            49           89             220
MNMHP                15            49           89             220
MNSCP                15            49           89             220
MNEP                 15            49           89             220
MNBP                 12            38           69             172
SRMMF                 9            30           55             136

                   EXPLANATION OF FEE TABLE AND EXAMPLE

The purpose of the fee table is to illustrate the expense you may directly or indirectly bear under a Certificate. The table reflects expenses of the Variable Account as well as the Eligible Funds. You should read "Deductions" in this prospectus and the sections relating to the expenses of the Eligible Funds in their prospectuses. The examples do not include any taxes or tax penalties you may be required to pay if you surrender your Certificate.

The example assumes you did not make any transfers. We reserve the right to impose a transfer fee after we notify you. Currently, we do not impose any transfer fee. Premium taxes are not shown. We deduct the amount of any premium taxes (which range from 0% to 5%) from Certificate Value upon full surrender, death or annuitization.

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus, "Management" in the prospectus for Manning and Napier Insurance Fund, and "How the Funds are Managed" in the prospectus for SteinRoe Trust.

                      CONDENSED FINANCIAL INFORMATION

                         Accumulation Unit Values*

                       Accumulation    Accumulation     Number of
                        Unit Value      Unit Value     Accumulation
                         Beginning         End          Units End
Sub-Account              of Year**       of Year         of Year      Year

MNMGP                   $11.601          $12.018              0       1998
  Available in 1998 but no accumulation units were purchased

MNGP                     12.350           12.379              0       1998
  Available in 1998 but no accumulation units were purchased

MNMHP                    13.726           13.316              0       1998
  Available in 1998 but no accumulation units were purchased

MNSCP                    12.715           10.699              0       1998
  Available in 1998 but no accumulation units were purchased

MNEP                     13.112           13.199              0       1998
  Available in 1998 but no accumulation units were purchased

MNBP                     11.293           11.878              0       1998
  Available in 1998 but no accumulation units were purchased

SRMMF                    10.797           11.056              0       1998
  Available in 1998 but no accumulation units were purchased

* Accumulation Unit Values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number.

** Each value is as of June 25, 1998, which is the date the Fund Sub-Accounts first became available.

The full financial statements for the Variable Account and Keyport Benefit are in the Statement of Additional Information.

                          PERFORMANCE INFORMATION

The Variable Account may from time to time advertise certain performance information concerning its various Sub-accounts.

Performance information is not an indicator of either past or future performance of a Certificate.

The Sub-accounts may advertise total return information for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the Sub-account over a given period of time.

Average annual total return information shows the average annual compounding percentage applied to the value of an investment in the Sub-account from the beginning of the measuring period to the end of that period. This average annual total return reflects all historical investment results, less all Sub-account and Certificate charges and deductions. Average total return is not reduced by any premium taxes. Average total return would be less if these taxes were deducted.

In order to calculate average annual total return, we divide the change in value of a Sub-account under a Certificate surrendered on a particular date by a hypothetical $1,000 investment in the Sub-account. We then annualize the resulting total rate for the period to obtain the average annual compounding percentage change during the period.

The Sub-accounts may present additional total return information computed on a different basis:

The Sub-accounts may present total return information as described above except there are no Certificate deductions for the certificate maintenance charge and premium taxes. Because there are no charges deducted, the calculation is simplified. We divide the change in a Sub-account's Accumulation Unit value over a specified time period by the Accumulation Unit value of that Sub-account at the beginning of the period. This computation results in a twelve-month change rate. For longer periods, it is a total rate for the period. We annualize the total rate in order to obtain the average annual percentage change in the Accumulation Unit value. The percentages would be lower if these charges were included.

The SRMMF Sub-account is a money market Sub-account that also may advertise yield and effective yield information. The yield of the Sub-account refers to the income generated by an investment in the Sub-account over a specifically identified 7-day period. This income is annualized by assuming that the amount of income generated by the investment during that week is generated each week over a fifty-two week period and is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-account and a Certificate but does not take into account premium tax charges. The yield would be lower if these charges were included.

We calculate the effective yield of the SRMMF Sub-account in a similar manner but, when annualizing the yield, we assume income earned by the Sub-account is reinvested. This compounding effect causes effective yield to be higher than yield.

                 KEYPORT BENEFIT AND THE VARIABLE ACCOUNT

We were organized under the laws of the State of New York in 1987 as a stock life insurance company, and are a wholly-owned subsidiary of Keyport Life Insurance Company. Our executive offices are at 125 High Street, Boston, Massachusetts 02110. Our home office is located at 100 Manhattanville Road, Purchase, New York 10577. We are admitted to conduct life insurance business in New York and Rhode Island.

We established the Variable Account pursuant to the provisions of New York Law on February 6, 1998. The Variable Account meets the definition of "separate account" under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean the Securities and Exchange Commission supervises us or the management of the Variable Account.

We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and membership in IMSA in advertisements. Being a member means that we have chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.

We are indirectly owned by Liberty Financial Companies and are ultimately controlled by Liberty Mutual Insurance Company of Boston, Massachusetts, a multi-line insurance company and financial services institution.

Obligations under the Certificates are our obligations. Although the assets of the Variable Account are our property, these assets are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business we may conduct.

                    PURCHASE PAYMENTS AND APPLICATIONS

The initial purchase payment is due on the Certificate Date. The minimum initial purchase payment is $5,000, and $2,000 for individual retirement annuities. You may make additional purchase payments. Each subsequent purchase payment must be at least $1,000 or any lesser amount we may permit. We may reject any purchase payment or any application.

If your application for a Certificate is complete and amounts are to be allocated to the Variable Account, we will apply your initial purchase payment to the Variable Account within two business days of receipt. If the application is incomplete, we will notify you and try to complete it within five business days. If it is incomplete at the end of this period, we will inform you of the reason for the delay. The purchase payment will be returned immediately unless you specifically consent to our keeping the purchase payment until the application is complete. Once the application is complete, the purchase payment will be applied within two business days of its completion.

We will send you a written notification showing the allocation of all purchase payments and the re-allocation of values after any transfer you have requested. You must notify us immediately of any error.

We will permit others to act on your behalf in certain instances, including:

     o We will accept an application for a Certificate signed by an attorney-in-fact if we receive a copy of the power of attorney with the application.

     o We will issue a Certificate to replace an existing life insurance or annuity policy that we or an affiliated company issued even though we did not previously receive a signed application from you.

Certain dealers or other authorized persons such as employers and Qualified Plan fiduciaries may inform us of your responses to application questions by telephone or by order ticket and cause the initial purchase payment to be paid to us. If the information is complete, we will issue the Certificate with a copy of an application containing that information. We will send you the Certificate and a letter so you may review the information and notify us of any errors. We may request you to confirm that the information is correct by signing a copy of the application or a Certificate delivery receipt. We will send you a written notice confirming all purchases. Our liability under any Certificate is only to amounts so confirmed.

                    INVESTMENTS OF THE VARIABLE ACCOUNT

Allocations of Purchase Payments

We will invest the purchase payments you applied to the Variable Account in the Eligible Fund Sub-accounts chosen by you. Your selection must specify the percentage of the purchase payment that is allocated to each Sub-account or must specify the asset allocation model selected. (See "Other Services, The Programs".) The percentage for each Sub-account, if not zero, must be at least 10% and a whole number. You may change the allocation percentages without fee, penalty or other charge. You must notify us in writing of your allocation changes unless you, your attorney-in-fact, or another authorized person have given us written authorization to accept telephone allocation instructions. By allowing us to accept telephone changes, you agree to accept and be bound by our current conditions and procedures. The current conditions and procedures are in Appendix A. We will notify you of any changes in advance.

The Variable Account is segmented into Sub-accounts. Each Sub-account contains the shares of one of the Eligible Funds and such shares are purchased at net asset value. We may add or withdraw Eligible Funds and Sub-accounts as permitted by applicable law.

Eligible Funds

The Eligible Funds are the separate funds listed within Manning & Napier Insurance Fund and the SteinRoe Trust. Keyport Benefit and the Variable Account may enter into agreements with other mutual funds available as Eligible Funds under certain Certificates.

We do not promise that the Eligible Funds will meet their investment objectives. Amounts you have allocated to Sub-accounts may grow, decline, or grow less in value than you expect, depending on the investment performance of the Sub-accounts in which the Eligible Funds invest. You bear the investment risk that those Sub-accounts possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Sub-accounts of the Variable Account.

All the Eligible Funds are funding vehicles for variable annuity contracts and variable life insurance policies offered by our separate accounts. The Eligible Funds are also available for the separate accounts of insurance companies affiliated and unaffiliated with us. The risks involved in this "mixed and shared funding" are disclosed in the Eligible Fund prospectuses under the following captions: Manning & Napier Insurance Fund - "Sales and Redemptions"; and the SteinRoe Trust - "The Trust".

Manning & Napier Advisors, Inc. ("Manning & Napier Advisors"), acts as Manning & Napier Insurance Fund's investment adviser. Manning & Napier Advisors also is generally responsible for supervision of the overall business affairs of Manning & Napier Insurance Fund, including supervision of service providers to the Fund and direction of Manning & Napier Advisors' directors, officers or employees who may be elected as officers of Manning & Napier Insurance Fund to serve as such.

Stein Roe & Farnham Incorporated ("Stein Roe"), an affiliate, is the investment adviser for the Eligible Fund of SteinRoe Trust.

We have briefly described the Eligible Funds below. You should read the current prospectus for the Eligible Funds for more details and complete information. The prospectus is available, at no charge from a salesperson or by writing to us or by calling (800) 437-4466. The prospectus may also be obtained by writing Manning & Napier Insurance Fund, Inc. at P.O. Box 40610, Rochester, New York 14604, or calling (800) 466-3863.

Eligible Funds of Manning & Napier Insurance
Fund and Variable Account Sub-Accounts        Investment Objective

Manning & Napier Moderate Growth Portfolio    Seeks with equal emphasis
  (MNMGP Sub-account)                         long-term growth and
                                              preservation of capital.

Manning & Napier Growth Portfolio             Seeks long-term growth of
  (MNGP Sub-account)                          Capital. The secondary
                                              objective is the
                                              preservation of capital.

Manning & Napier Maximum Horizon Portfolio   Seeks to achieve the high
  (MNMHP Sub-account)                        level of long-term
                                             capital growth typically
                                             associated with the stock
                                             market.

Manning & Napier Small Cap Portfolio         Seeks to achieve long-term
  (MNSCP Sub-account)                        growth of capital by
                                             investing principally in
                                             the equity securities of
                                             small issuers.

Manning & Napier Equity Portfolio            Seeks long-term growth of
  (MNEP Sub-account)                         capital.

Manning & Napier Bond Portfolio              Seeks to maximize total
  (MNBP Sub-account)                         return in the form of
                                             both income and capital
                                             appreciation by investing
                                             in fixed income
                                             securities without regard
                                             to maturity.

Eligible Fund of SteinRoe Trust and
Variable Account Sub-Account                 Investment Objective

Stein Roe Money Market Fund, Variable        Seeks to provide high
Series  (SRMMF Sub-Account)                  current income from
                                             short-term money market
                                             instruments while
                                             emphasizing preservation
                                             of capital and
                                             maintaining excellent
                                             liquidity.

Transfer of Variable Account Value

You may transfer Variable Account Value from one Sub-account to another Sub-account.

We may charge a transfer fee and limit the number of transfers that you can make in a time period. Transfer limitations may prevent you from making a transfer on the date you select. This may result in your Certificate Value being lower than it would have been if you had been able to make the transfer.

Limits on Transfers

Currently, we do not limit the number of frequency of transfers. We do not charge a transfer fee for each transfer in excess of 12 in each Certificate Year, except as follows:

     o We impose a transfer limit of one transfer every thirty days, or such other period as we may permit, for transfers on behalf of multiple Certificates by a common attorney-in-fact, or transfers that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer, and

     o We limit each transfer to a maximum of $500,000, or such greater amount as we may permit. We treat all transfer requests for a Certificate made on the same day as a single transfer. We may treat as a single transfer all transfers you request on the same day for every Certificate you own. The total combined transfer amount is subject to the $500,000 limitation. If the total amount of the requested transfers exceeds $500,000, we will not execute any of the transfers, and

     o We treat as a single transfer all transfers made on the same day on behalf of multiple Certificates by a common attorney-in-fact, or transfers that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer.
        The $500,000 limitation applies to such transfers. If the total amount of the requested transfers exceeds $500,000, we will not execute any of the transfers.

If we have executed a transfer with respect to your Certificate as part of a multiple transfer request, we will not execute another transfer request for your Certificate for thirty days.

By applying these limitations we intend to protect the interests of individuals who do and those who do not engage in significant transfer activity among Sub-accounts. We have determined that the actions of individuals engaging in significant transfer activity may cause an adverse affect on the performance of the Eligible Fund for the Sub-account involved. The movement of values from one Sub-account to another may prevent the appropriate Eligible Fund from taking advantage of investment opportunities because the Eligible Fund must maintain a liquid position in order to handle redemptions. Such movement may also cause a substantial increase in fund transaction costs which all Certificate owners must indirectly bear.

We will notify you prior to charging any transfer fee or a change in the limitation on the number of transfers. The fee will not exceed $25.

You must notify us in writing of your transfer requests unless you have given us a written authorization to accept telephone transfer requests from you or your attorney-in-fact. By authorizing us to accept telephone transfer instructions, you agree to accept and be bound by our current conditions and procedures. The current conditions and procedures are in Appendix A. You will be given prior notification of any changes. A person acting on your behalf as an attorney-in-fact may make written transfer requests.

If we receive your transfer requests before 4:00 PM Eastern Time we will initiate them at the close of business that day. We will initiate any requests received after that time at the close of the next business day. We will execute your request to transfer value by both redeeming and acquiring Accumulation Units on the day we initiate the transfer.

If you transfer 100% of any Sub-account's value, and the allocation formula for purchase payments on your application includes that Sub-account, the allocation formula for future purchase payments will automatically change unless you tell us otherwise.

Substitution of Eligible Funds and Other Variable Account Changes

If shares of any of the Eligible Funds are no longer available for investment by the Variable Account, or further investment in the shares of an Eligible Fund is no longer appropriate under the Certificate, we may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased or to be purchased in the future. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940.

We also reserve the right to make the following changes in the operation of the Variable Account and Eligible Funds:

     o  to operate the Variable Account in any form permitted by law;

     o to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable law;

     o to transfer any assets in any Sub-account to another Sub-account, or to one or more separate investment accounts, or to our general account;

     o  to add, combine or remove Sub-accounts in the Variable Account; and

     o to change how charges are assessed, so long as total charges do not exceed the maximum amount that may be charged the Variable Account and the Eligible Funds in connection with the Certificates.

                                DEDUCTIONS

Deductions for Certificate Maintenance Charge

We charge an annual certificate maintenance charge of $35 per Certificate Year. Before the income date we do not guarantee the amount of the certificate maintenance charge and may change it. This charge reimburses us for our expenses incurred in maintaining your Certificate.

On the Income Date, we will subtract a pro-rata portion of the charge due on the next Certificate Anniversary from the Variable Account Value. This pro-rata charge covers the period from the prior Certificate Anniversary to the Income Date. We will deduct the charge proportionally from each Sub-account based upon the value each Sub-account bears to the Variable Account Value.

Once annuity payments begin, the certificate maintenance charge is guaranteed not to increase. We will subtract this charge in equal parts from each annuity payment. For example, if annuity payments are monthly, then we will deduct one-twelfth of the annual charge from each payment.

Deductions for Mortality and Expense Risk Charge

Variable annuity payments fluctuate depending on the investment performance of the Sub-accounts. The payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. We guarantee the Death Benefits described in "Death Provisions". We also assume an expense risk since the certificate maintenance charge after the Income Date remains the same and does not change to reflect variations in expenses.

We deduct a mortality and expense risk charge from each Sub-account. The mortality and expense risk charge is equal, on an annual basis, to .35% of the average daily net asset value of each Sub-account. We deduct the charge both before and after the Income Date. We may deduct less than the full charge from Sub-account values attributable to Certificates issued to our employees and other persons specified in "Sales of the Certificates". Additionally, we may, in certain circumstances described in "Sales of the Certificates" offer to credit additional interest from our general account to a purchase payment upon receipt as an allowance for future deductions of the mortality and expense risk charge.

Deductions for Transfers of Variable Account Value

The Certificate allows us to charge a transfer fee. Currently, we do not charge such a fee. We will notify you prior to the imposition of any fee and the fee will not exceed $25.

Deductions for Premium Taxes

We deduct the amount of any premium taxes required by any state or governmental entity. Currently, we deduct premium taxes from Certificate Value upon full surrender, death or annuitization. The actual amount of any such premium taxes will depend, among other things, on the type of Certificate you purchase (Qualified or Non-Qualified), on your state of residence, the state of residence of the Annuitant and the insurance tax laws of such states. For New York Certificates, the current premium tax rate is 0%.

Deductions for Income Taxes

We will deduct income taxes from any amount payable under the Certificate that a governmental authority requires us to withhold. See "Income Tax Withholding".

Total Variable Account Expenses

Total Variable Account expenses you will incur will be the certificate maintenance charge and the mortality and expense risk charge.

The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and the deductions and expenses paid out of the assets of the Eligible Funds. The prospectus for the Eligible Fund describes these deductions and expenses.

                              OTHER SERVICES

The Program. We offer the following investment related program which is available only prior to the Income Date:

      o  systematic withdrawal program.

This program has its own requirements, as discussed below. We reserve the right to terminate the program.

If you have submitted a telephone authorization form, you may make certain changes by telephone. We describe the current conditions and procedures in Appendix A.

Systematic Withdrawal Program. To the extent permitted by law, if you enroll in the systematic withdrawal program, we will make monthly, quarterly, semi-annual or annual distributions of a set dollar amount directly to you. We will treat such distributions for federal tax purposes as any other withdrawal or distribution of Certificate Value. You may specify the amount of each partial withdrawal, subject to a minimum of $100. You may make systematic withdrawals from any Sub-accounts.

Unless you specify the Sub-account(s) from which withdrawals of Certificate Value shall be made, or if the amount in a specified Sub-account is less than the predetermined amount, we will make withdrawals under the program in the manner specified for partial withdrawals in "Partial Withdrawals and Surrender." We will process all Sub-account withdrawals under the program by canceling the number of Accumulation Units equal in value to the amount to be distributed to you.

                             THE CERTIFICATES

Variable Account Value

The Variable Account Value for a Certificate is the sum of the value of each Sub-account where you have allocated values. We determine the value of each Sub-account at any time by multiplying the number of Accumulation Units attributable to that Sub-account by its Accumulation Unit Value.

Each purchase payment you make results in the credit of additional Accumulation Units to your Certificate and the appropriate Sub-account. The number of additional units for any Sub-account will equal the amount allocated to that Sub-account divided by the Accumulation Unit value for that Sub-account at the time of investment.

Valuation Periods

We determine the value of your Variable Account each valuation period using the net asset value of the Eligible Fund shares. A valuation period is the period commencing at 4:00 p.m. (EST) which is the close of trading on the New York Stock Exchange and ending at the close of trading for the next business day. The New York Stock Exchange is currently closed on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net Investment Factor

Your Variable Account Value will fluctuate with the investment results of the underlying Eligible Funds you have selected. In order to determine how these fluctuations affect value, we use an Accumulation Unit value. Each Sub-account has its own Accumulation Units and value per unit. We determine the unit value applicable during any valuation period at the end of that period.

When we first purchased Eligible Fund shares on behalf of the Variable Account, we valued each Accumulation Unit at a specified dollar amount.
The Unit value for each Sub-account in any valuation period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from valuation period to valuation period. We calculate a net investment factor for each Sub-account according to the following formula: (a/b) - c, where:

(a)  is equal to:

    (i) the net asset value per share of the Eligible Fund at the end of the valuation period; plus

    (ii) the per share amount of any distribution the Eligible Fund made if the "ex-dividend" date occurs during that same valuation period.

(b) is the net asset value per share of the Eligible Fund at the end of the prior valuation period.

(c)  is equal to:

    (i) the valuation period equivalent of the daily mortality and expense risk charge; plus

    (ii) a charge factor for any tax provision established by us as a result of the operations of that Sub-account.

Modification of the Certificate

Only our President or Secretary may agree to alter the Certificate or waive any of its terms. A change may be made to the Certificate if there have been changes in applicable law or interpretation of law. Any changes will be made in writing and with your consent, except as may be required by applicable law.

Right to Revoke

You may return the Certificate within 10 days after you receive it by delivering or mailing it to us or Manning & Napier Insurance Fund, Inc., P.O. Box 40610, Rochester, New York, 14604. The postmark on a properly addressed and postage-prepaid envelope determines if a Certificate is returned within the period. We will treat the returned Certificate as if we never issued it and we will refund the Certificate Value.

              DEATH PROVISIONS FOR NON-QUALIFIED CERTIFICATES

Death of Primary Owner, Joint Owner or Certain Non-Owner Annuitant. If, while the Certificate is In Force, you or any Joint Certificate Owner dies, or if the Annuitant dies when a non-natural person (such as a trust) owns the Certificate, we will treat the Designated Beneficiary as the Certificate Owner after such a death.

If the decedent's surviving spouse is the sole Designated Beneficiary, he or she will automatically become the new sole primary Certificate Owner as of the decedent's date of death. If the decedent was the Annuitant, the new Annuitant will be any living contingent annuitant, otherwise the surviving spouse. The Certificate can stay In Force until another death occurs. Except for this paragraph, all of "Death Provisions" will apply to that subsequent death.

In all other cases, the Certificate can remain In Force for a period not to exceed five years from the date of death. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial surrenders or the right to totally surrender the Certificate for its surrender value. If the Certificate is still in effect at the end of the five-year period, we will automatically end it by paying the Certificate Value to the Designated Beneficiary. If the Designated Beneficiary is not then alive, we will pay any person(s) named by the Designated Beneficiary in writing; otherwise we will pay the Designated Beneficiary's estate.

The Covered Person under this paragraph shall be the decedent if he or she is the first to die among you, any joint Certificate Owner or Annuitant. If there is a non-natural Certificate Owner such as a trust, the Annuitant shall be the Covered Person.

Upon the death of the Covered Person, we will increase the Certificate Value so that it equals the death benefit amount if it is less than the death benefit amount ("DBA"). The DBA at issue is the initial purchase payment. Thereafter, it is the prior death benefit plus any additional purchase payments, less any partial withdrawals, including applicable surrender charges.

When we receive due proof of the Covered Person's death, we will compare, as of the date of death, the Certificate Value and the DBA. If the Certificate Value was less than the DBA, we will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death.

We allocate the amount credited, if any, to the Variable Account based on the purchase payment allocation selection in effect when we receive due proof of death. If the Designated Beneficiary does not surrender the Certificate, it will continue for the time period specified above.

Payment of Benefits. Instead of receiving a lump sum, you or any Designated Beneficiary may direct us in writing to pay any benefit of $5,000 or more under an annuity payment option that meets the following:

     o first payment to the Designated Beneficiary must be made no later than one year after the date of death;

     o payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and

     o any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time during which the remaining payments are to be made.

Death of Certain Non-Certificate Owner Annuitant. These provisions apply if, while the Certificate is In Force, the Annuitant dies, the Annuitant is not the Certificate Owner or a joint Certificate Owner, and the Certificate Owner is a natural person. The Certificate will continue after the Annuitant's death. The new Annuitant will be any living contingent annuitant, otherwise you. If the Annuitant dies before you and any joint Certificate Owner, then the Annuitant is the Covered Person and we will increase the Certificate Value, as provided below, if it is less than the DBA, as defined above.

When we receive due proof of the Annuitant's death, we will compare, as of the date of death, the Certificate Value and the DBA. If the Certificate Value is less than the DBA, we will increase the Certificate Value by the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death. We allocate the amount credited, if any, to the Variable Account based on the purchase payment allocation selection in effect when we receive due proof of death.

                DEATH PROVISIONS FOR QUALIFIED CERTIFICATES

Death of Annuitant. If the Annuitant dies while the Certificate is In Force, the Designated Beneficiary will control the Certificate. We will increase the Certificate Value, as provided below, if it is less than the DBA as defined above. When we receive due proof of the Annuitant's death, we will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, we will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death. We allocate the amount credited, if any, to the Variable Account based on the purchase payment allocation selection in effect when we receive due proof of death.

If the Designated Beneficiary does not surrender the Certificate, it may continue for the time period permitted by the Internal Revenue Code provisions applicable to the particular Qualified Plan. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to totally surrender the Certificate for its Certificate Withdrawal Value. If the Certificate is still in effect at the end of the period, we will automatically end it then by paying the Certificate Withdrawal Value to the Designated Beneficiary. If the Designated Beneficiary is not alive then, we will pay any person(s) named by the Designated Beneficiary in writing; otherwise we will pay the Designated Beneficiary's estate.

Payment of Benefits. You or any Designated Beneficiary may direct us in writing to pay any benefit of $5,000 or more under an annuity payment option that meets the following:

     o the first payment to the Designated Beneficiary must be made no later than one year after the date of death;

     o payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and

     o any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

                           CERTIFICATE OWNERSHIP

The Certificate Owner shall be the person designated in the application and you may exercise all the rights of the Certificate. Joint Certificate Owners are permitted. Contingent Certificate Owners are not permitted.

You may direct us in writing to change the Certificate Owner, primary beneficiary, contingent beneficiary or contingent annuitant. An irrevocably-named person may be changed only with the written consent of that person.

Because a change of Certificate Owner by means of a gift may be a taxable event, you should consult a competent tax adviser as to the tax consequences resulting from such a transfer.

Any Qualified Certificate may have limitations on transfer of ownership. You should consult the plan administrator and a competent tax adviser as to the tax consequences resulting from such a transfer.

                                ASSIGNMENT

You may assign the Certificate at any time. You must file a copy of any assignment with us. Your rights and those of any revocably-named person will be subject to the assignment. Any Qualified Certificate may have limitations on your ability to assign the Certificate.

Because an assignment may be a taxable event, you should consult a competent tax adviser as to the tax consequences resulting from any such assignment.

                     PARTIAL WITHDRAWALS AND SURRENDER

You may make partial withdrawals from the Certificate by notifying us in writing. The minimum amount to be withdrawn is $300. We may permit a lesser amount with the systematic withdrawal program. If the Certificate Value after a partial withdrawal would be below $2,500, we will treat the request as a withdrawal of only the amount over $2,500. Unless you specify otherwise, we will deduct the total amount withdrawn from all Sub-accounts of the Variable Account in the ratio that the value in each Sub-account bears to the total Variable Account Value.

You may totally surrender the Certificate by notifying us in writing. Surrendering the Certificate will end it. Upon surrender, you will receive the Certificate Withdrawal Value.

We will pay the amount of any surrender within seven days of receipt of your request. Alternatively, you may purchase for yourself an annuity option with any surrender benefit of at least $5,000. If the Certificate Owner is not a natural person, we must consent to the selection of an annuity payment option.

You may not surrender annuity options based on life contingencies after annuity payments have begun. You may surrender under Option A, described in "Annuity Options" below, which is not based on life contingencies, if you have selected a variable payout.

Because of the potential tax consequences of a full or partial surrender, you should consult a competent tax adviser regarding a surrender.

                            ANNUITY PROVISIONS

Annuity Benefits

If the Annuitant is alive on the Income Date and the Certificate is In Force, we will begin payments under the annuity option or options you have chosen. The amount of the payments will be determined by applying the Certificate Value (less any premium taxes not previously deducted and less any applicable certificate maintenance charge) on the Income Date in accordance with the option selected.

Annuity Option and Income Date

You may select an Annuity Option and Income Date at the time of application. If you do not select an Annuity Option, we will automatically choose Option B. If you do not select an Income Date for the Annuitant, the Income Date will automatically be the earlier of:

     o the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary, and

     o  any maximum permitted under state law.

Change in Annuity Option and Income Date

You may choose or change an Annuity Option or the Income Date by writing us at least 30 days prior to the Income Date. However, any Income Date must be

     o for fixed annuity options, not earlier than the first Certificate Anniversary; and

     o  not later than the earlier of

        (i) the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary and

        (ii) any maximum date permitted under state law.

Annuity Options

The  Annuity Options are:

Option A: Income for a Fixed Number of Years;

Option B: Life Income with 10 Years of Payments Guaranteed; and

Option C: Joint and Last Survivor Income.

You may arrange other options if we agree. Each option is available in two forms--as a variable annuity for use with the Variable Account and as a fixed annuity for use with our general account. Variable annuity payments will fluctuate. Fixed annuity payments will not fluctuate. We will determine the dollar amount of each fixed annuity payment by: (a) deducting from the Certificate Value any premium taxes not previously deducted and any applicable certificate maintenance charge; (b) then dividing the remainder by $1,000; and (c) multiplying the result by the greater of:

     o the applicable factor shown in the appropriate table in the Certificate; or

     o the factor we currently offer at the time annuity payments begin. We may base this current factor on the sex of the payee unless we are prohibited by law from doing so.

If you do not select an Annuity Option, we will automatically apply Option
B. Unless you choose otherwise, we will apply Variable Account Value (less any premium taxes not previously deducted and less any applicable certificate maintenance charge) to a variable annuity option. Whether variable or fixed, the same Certificate Value applied to each option will produce a different initial annuity payment as well as different subsequent payments.

The payee is the person who will receive the sum payable under an annuity option. Any annuity option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

If the amount available under any variable or fixed option is less than $5,000, we reserve the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

We will make annuity payments monthly unless you have requested in writing quarterly, semi-annual or annual payments. However, if any payment would be less than $100, we have the right to reduce the frequency of payments to a period that will result in each payment being at least $100.

Option A: Income For a Fixed Number of Years. We will pay an annuity for a chosen number of years, not less than 5 nor more than 50. You may choose a period of years over 30 only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment. We refer to Option A as Preferred Income Plan (PIP). At any time while we are making variable annuity payments, the payee may elect to receive the following amount: the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option (this interest rate is 5% per year, unless at the time you chose Option A you selected 3% per year in writing). Instead of receiving a lump sum, the payee can elect another payment option.

If, at the death of the payee, Option A payments have been made for less than the chosen number of years:

     o we will continue payments during the remainder of the period to the successor payee; or

     o the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 5% per year, unless the payee chose 3% per year at the time the option was selected.

The mortality and expense risk charge is deducted during the Option A payment period if a variable payout has been selected, but we have no mortality risk during this period.

You may choose a "level monthly" payment option for variable payments under Option A. Under this option, we convert your annual payment into twelve equal monthly payments. Thus the monthly payment amount changes annually instead of monthly. We will determine each annual payment as described below in "Variable Annuity Payment Values", place each annual payment in our general account, and distribute it in twelve equal monthly payments. The sum of the twelve monthly payments will exceed the annual payment amount because of an interest rate factor we use, which will vary from year to year. If the payments are commuted, (1) we will use the commutation method described above for calculating the present value of remaining annual payments and (2) use the interest rate that determined the current twelve monthly payments to commute any unpaid monthly payments.

See "Annuity Payments" for the manner in which Option A may be taxed.

Option B: Life Income with 10 Years of Payments Guaranteed. We will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for less than 10 years:

     o we will continue payments during the remainder of the period to the successor payee; or

     o such successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 5% per year, unless the payee had chosen 3% per year at the time the option was selected.

The amount of the annuity payments will depend on the age of the payee on the Income Date and it may also depend on the payee's sex.

Option C: Joint and Last Survivor Income. We will pay an annuity for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons on the Income Date and it may also depend on each person's sex. It is possible under this option to receive only one annuity payment if both payees die after the receipt of the first payment or to receive only two annuity payments if both payees die after receipt of the second payment and so on.

Variable Annuity Payment Values

We determine the amount of the first variable annuity payment by using an annuity purchase rate based on an assumed annual investment return of 5% per year, unless you choose 3% in writing. Subsequent variable annuity payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-account(s) (after deducting the mortality and expense risk charge) is better or worse than the assumed investment return. The total dollar amount of each variable annuity payment will be equal to:

     o  the sum of all Sub-account payments; less

     o  the pro-rata amount of the annual certificate maintenance charge.

Currently there is no limit on the number of times or frequency with which a payee may instruct us to change the Sub-account(s) used to determine the amount of the variable annuity payments.

Proof of Age, Sex, and Survival of Annuitant

We may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, we will compute the amount payable based on the correct age and sex. If income payments have begun, we will pay in full any underpayments with the next annuity payment and deduct any overpayments, unless repaid in one sum, from future annuity payments until we are repaid in full.

                          SUSPENSION OF PAYMENTS

We reserve the right to suspend or postpone any type of payment from the Variable Account for any period when:

     o the New York Stock Exchange is closed other than customary weekend or holiday closings;

     o  trading on the Exchange is restricted;

     o an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable
        Account or determine their value; or

     o the Securities and Exchange Commission permits delay for the protection of security holders. The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the two conditions described above exist.

                             YEAR 2000 MATTERS

Many existing computer programs use only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the year 2000. This potential problem has become known as the "Year 2000 issue". The Year 2000 issue affects virtually all companies and organizations.

Computer applications that are affected by the Year 2000 issue could impact our business functions in various ways, ranging from a complete inability to perform critical business functions to a loss of productivity in varying degrees. Likewise, the failure of some computer applications could have no impact on critical business functions.

We are assessing and addressing the Year 2000 issue by implementing a four-step plan. The first two steps involve conducting an inventory of all computer applications which support our business functions and prioritizing computer applications which are affected by the Year 2000 issue, based upon the degree of impact each application has on the functioning of our business units. The first two steps of the plan are substantially complete.

The final two steps of the four-step plan involve repairing and replacing affected computer programs and testing them for Year 2000 readiness. For computer applications which are "mission critical" (i.e., their failure would result in our complete inability to perform critical business functions), we expect to complete the final two steps of the plan by June 30, 1999. We expect to complete the repair and replacement of non-critical computer applications by December 31, 1999.

We believe the Year 2000 issue could have a material impact on our operations if we do not implement the four-step plan in a timely manner. However, based upon our progress, we believe we will meet our timetable and the Year 2000 issue will not pose significant operational problems for our computer systems.

We do not expect the cost of addressing the Year 2000 to be material to our financial condition or results of operations.

                                TAX STATUS

Introduction

This discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. Moreover, this discussion is based upon our understanding of current federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

The Certificate is for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Certificate Value, on annuity payments, and on the economic benefit to the Certificate Owner, Annuitant or Designated Beneficiary depends on the type of retirement plan for which you purchase the Certificate and upon the tax and employment status of the individual concerned.

Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Certificate until a distribution occurs, in the form of a full surrender, a partial surrender, an assignment or gift of the Certificate, or annuity payments. A trust or other entity owning a Non-Qualified Certificate, other than as an agent for an individual, is taxed differently; increases in the value of a Certificate are taxed yearly whether or not a distribution occurs.

Surrenders, Assignments and Gifts. If you fully surrender your Certificate, the portion of the payment that exceeds your cost basis in the Certificate is subject to tax as ordinary income. For Non-Qualified Certificates, the cost basis is generally the amount of the purchase payments made for the Certificate. For Qualified Certificates, the cost basis is generally zero and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special 5-year income averaging for lump-sum distributions received before January 1, 2000. A Designated Beneficiary receiving a lump sum surrender benefit after your death or the death of the Annuitant is taxed on the portion of the amount that exceeds your cost basis in the Certificate. If the Designated Beneficiary elects to receive annuity payments within 60 days of the decedent's death, different tax rules apply. See "Annuity Payments" below. For Non-Qualified Certificates, the tax treatment applicable to Designated Beneficiaries may be contrasted with the income-tax-free treatment applicable to persons inheriting and then selling mutual fund shares with a date-of-death value in excess of their basis.

Partial withdrawals received under Non-Qualified Certificates prior to annuitization are first included in gross income to the extent Certificate Value exceeds purchase payments. Then, to the extent the Certificate Value does not exceed purchase payments, such withdrawals are treated as a non-taxable return of principal to you. For partial withdrawals under a Qualified Certificate, payments are treated first as a non-taxable return of principal up to the cost basis and then a taxable return of income. Since the cost basis of Qualified Certificates is generally zero, partial surrender amounts will generally be fully taxed as ordinary income.

If you assign or pledge a Non-Qualified Certificate you will be treated as if you had received the amount assigned or pledged. You will be subject to taxation under the rules applicable to partial withdrawals or surrenders. If you give away your Certificate to anyone other than your spouse, you are treated for income tax purposes as if you fully surrendered the Certificate.

A special computational rule applies if we issue to you, during any calendar year, two or more Certificates, or one or more Certificates and one or more of our other annuity contracts. Under this rule, the amount of any distribution includable in your gross income is determined under
Section 72(e) of the Code. All such contracts will be treated as one contract. We believe that this means the amount of any distribution under any one Certificate will be includable in gross income to the extent that at the time of distribution the sum of the values for all the Certificates or contracts exceeds the sum of each contract's cost basis.

Annuity Payments. We determine the non-taxable portion of each variable annuity payment by dividing the cost basis of your values by the total number of expected payments. We determine the non-taxable portion of each fixed annuity payment with an "exclusion ratio" formula which establishes the ratio that the cost basis of your values allocated to fixed payments bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Certificates, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the IRS could determine that variable annuity payments should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.

With respect to the "level monthly" payment option available under Annuity Option A, pursuant to which each annual payment is placed in our general account and paid out with interest in twelve equal monthly payments, it is possible the IRS could determine that receipt of the first monthly payout of each annual payment is constructive receipt of the entire annual payment. Thus, the total taxable amount for each annual payment would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Penalty Tax. Payments received by you, Annuitants, and Designated Beneficiaries under Certificates may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on the following amounts received:

     o  after the taxpayer attains age 59-1/2;

     o in a series of substantially equal payments made for life or life expectancy;

     o after the death of the Certificate Owner (or, where the Certificate Owner is not a human being, after the death of the Annuitant);

     o  if the taxpayer becomes totally and permanently disabled; or

     o under a Non-Qualified Certificate's annuity payment option that provides for a series of substantially equal payments; provided only that one purchase payment is made to the Certificate, that the Certificate is not issued as a result of a Section 1035 exchange, and that the first annuity payment begins in the first Certificate Year.

Income Tax Withholding. We are required to withhold federal income taxes on taxable amounts paid under Certificates unless the recipient elects not to have withholding apply. We will notify recipients of their right to elect not to have withholding apply.

Section 1035 Exchanges. You may purchase a Non-Qualified Certificate with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is our understanding that in such an event:

     o the new Certificate will be subject to the distribution-at-death rules described in "Death Provisions for Non-Qualified
        Certificates";

     o purchase payments made between August 14, 1982 and January 18, 1985 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over ten years prior to the distribution; and

     o purchase payments made before August 14, 1982 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law:

        (i)   the penalty tax does not apply to any distribution;

        (ii) partial withdrawals are treated first as a non-taxable return of principal and then a taxable return of income; and

        (iii) assignments are not treated as surrenders subject to taxation.We base our understanding of the above principally on legislative reports prepared by the Staff of the Congressional Joint committee on Taxation.

Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds intend to meet the diversification requirements for the Certificate as those requirements may change from time to time. If the diversification requirements are not satisfied, the Certificate will not be treated as an annuity contract. As a consequence, income earned on a Certificate would be taxable to you in the year in which diversification requirements were not satisfied, including previously non-taxable income earned in prior years. As a further consequence, we would be subjected to federal income taxes on assets in the Variable Account.

The Secretary of the Treasury announced in September 1986 that he expects to issue regulations which will prescribe the circumstances in which your control of the investments of a segregated asset account may cause you, rather than us, to be treated as the owner of the assets of the account. The regulations could impose requirements that are not reflected in the Certificate. We, however, have reserved certain rights to alter the Certificate and investment alternatives so as to comply with such regulations. Since no regulations have been issued, there can be no assurance as to the content of such regulations or even whether application of the regulations will be prospective. For these reasons, you are urged to consult with your tax adviser.

Qualified Plans

The Certificate is for use with Qualified Plans. The tax rules applicable to participants in Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, we do not attempt to provide more than general information about the use of the Certificate with Qualified Plans. Participants under a Qualified Plan as well as Certificate Owners, Annuitants, and Designated Beneficiaries are cautioned that the rights of any person to any benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Certificate issued in connection therewith. Following is a brief description of the type of Qualified Plans offered and of the use of the Certificate in connection therewith. Purchasers of the Certificate should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Certificate with that Plan.

Individual Retirement Annuities

Sections 408(b) and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" and "Roth IRA", respectively. These individual retirement annuities are subject to limitations on the amount which may be contributed, the persons who may be eligible to contribute, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into a
Section 408(b) Individual Retirement Annuity.

                    VARIABLE ACCOUNT VOTING PRIVILEGES

In accordance with our view of present applicable law, we will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation should change, and as a result we determine that we are permitted to vote the shares of the Eligible Funds in our own right, we may elect to do so.

You have the voting interest under a Certificate prior to the Income Date. The number of shares held in each Sub-account which are attributable to you is determined by dividing your Variable Account Value in each Sub-account by the net asset value of the applicable share of the Eligible Fund. The payee has the voting interest after the Income Date under an annuity payment option. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

We will determine the number of shares in which a person has a voting interest as of the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Fund. We will solicit voting instructions in writing prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having a voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions.

                         SALES OF THE CERTIFICATES

Keyport Financial Services Corp. ("KFSC"), our affiliate, serves as the principal underwriter for the Certificate described in this prospectus. Salespersons who represent us as variable annuity agents will sell the Certificates. Such salespersons are also registered representatives of broker/dealers who have entered into distribution agreements with KFSC. KFSC is registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. It is located at 125 High Street, Boston, Massachusetts 02110. A dealer selling the Certificate receives no commission.

                             LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Principal Underwriter are a party. We are engaged in various kinds of routine litigation which, in our judgment, is not of material importance in relation to our total capital and surplus.

                      INQUIRIES BY CERTIFICATE OWNERS

You may write us with questions about your Certificate at 125 High Street, Boston, MA 02110, or call (800) 367-3653 or write Manning & Napier Insurance Fund, Inc. at P.O. Box 40610 Rochester, New York 14604 or call
(800) 466-3863.




           TABLE OF CONTENTS-STATEMENT OF ADDITIONAL INFORMATION


                                                             Page
Keyport Benefit Life Insurance Company                         2
Variable Annuity Benefits                                      2
  Variable Annuity Payment Values                              2
  Re-Allocating Sub-account Payments                           3
Safekeeping of Assets                                          4
Principal Underwriter                                          4
Experts                                                        4
Investment Performance                                         4
  Yields for Stein Roe Money Market Fund (SRMMF) Sub-account   5
Financial Statements                                           6



  Variable Account A                                           7
  Keyport Benefit Life Insurance Company                       33

                                APPENDIX A

                          TELEPHONE INSTRUCTIONS

Telephone Transfers of Certificate Values


1. If there are joint Certificate Owners, both must authorize us and Manning & Napier Insurance Fund, Inc. ("Manning & Napier Insurance Fund") to accept telephone instructions but either Certificate Owner may give us telephone instructions.

2. All callers must identify themselves. We reserve the right to refuse to act upon any telephone instructions in cases where the caller has not sufficiently identified himself/herself to our or Manning & Napier Insurance Fund's satisfaction.

3. Neither we, Manning & Napier Insurance Fund, nor any person acting on our or its behalf shall be subject to any claim, loss, liability, cost or expense if we or such person acted in good faith upon a telephone instruction, including one that is unauthorized or fraudulent. However, we and/or Manning & Napier Insurance Fund will employ reasonable procedures to confirm that a telephone instruction is genuine and, if we and/or Manning & Napier Insurance Fund does not, we and/or Manning & Napier Insurance Fund may be liable for losses due to an unauthorized or fraudulent instruction. You thus bear the risk that an unauthorized or fraudulent instruction that is executed may cause your Certificate Value to be lower than it would be had no instruction been executed.

4.  We record all conversations with disclosure at the time of the call.

5. The application for the Certificate may allow a you to create a power of attorney by authorizing another person to give telephone instructions. Unless prohibited by state law, we will treat such power as durable in nature and it shall not be affected by your subsequent incapacity, disability or incompetency. Either we, Manning & Napier Insurance Fund or the authorized person may cease to honor the power by sending written notice to you at your last known address. Neither we, Manning & Napier Insurance Fund nor any person acting on our or its behalf shall be subject to liability for any act executed in good faith reliance upon a power of attorney.

6.  Telephone authorization shall continue in force until:

    o we and/or Manning & Napier Insurance Fund receive your written revocation,
    o we and/or Manning & Napier Insurance Fund discontinues the privilege, or
    o we and/or Manning & Napier Insurance Fund receives written evidence that you have entered into a market timing or asset allocation agreement with an investment adviser or with a broker/dealer.

7. If we receive telephone transfer instructions at 800-367-3653 and/or Manning & Napier Insurance Fund at (800) 466-3863 before the 4:00 P.M. Eastern Time close of trading on the New York Stock Exchange, they will be initiated that day based on the unit value prices calculated at the close of that day. Instructions received after the close of trading on the NYSE will be initiated the following business day.

8. Once we and/or Manning & Napier Insurance Fund accept instructions, they may not be canceled.

9. You must make all transfers in accordance with the terms of the Certificate and current prospectus. If your transfer instructions are not in good order, we and/or Manning & Napier Insurance Fund will not execute the transfer and will notify the caller within 48 hours.

10. If you transfer 100% of any Sub-account's value and the allocation formula for purchase payments includes that Sub-account, then we will change the allocation formula for future purchase payments accordingly unless we receive telephone instructions to the contrary. For example, if the allocation formula is 50% to Sub-account A and 50% to Sub-account B and you transfer all of Sub-account A=s value to Sub-account B, we will change the allocation formula to 100% to Sub-account B unless you instruct us otherwise.




Telephone Changes to Purchase Payment Allocation Percentages

Numbers 1-6 above are applicable.

                              Distributed by:

                     Keyport Financial Services Corp.
                  125 High Street, Boston, MA 02110-2712

                                Issued by:
                  Keyport Benefit Life Insurance Company
               100 Manhattanville Road, Purchase, NY  10577

                      Keyport Benefit Service Office
                  125 High Street, Boston, MA 02110-2712



[ ] Yes. I would like to receive the New York Manning & Napier Variable Annuity Statement of Additional Information.

[ ] Yes. I would like to receive the Manning & Napier Insurance Fund, Inc. Statement of Additional Information.

[ ] Yes. I would like to receive the SteinRoe Variable Investment Trust Statement of Additional Information.


Name

Address

City, State Zip

                            BUSINESS REPLY MAIL
               FIRST CLASS MAIL  PERMIT NO. 6719  BOSTON, MA
                     POSTAGE WILL BE PAID BY ADDRESSEE

                      KEYPORT BENEFIT SERVICE OFFICE
                              125 HIGH STREET
                           BOSTON, MA 02110-2712

NO POSTAGE
NECESSARY
IF MAILED
IN THE
UNITED STATES.

                                  PART B

                    STATEMENT OF ADDITIONAL INFORMATION
                      GROUP FLEXIBLE PURCHASE PAYMENT
                    DEFERRED VARIABLE ANNUITY CONTRACT
                                 ISSUED BY
                            VARIABLE ACCOUNT A
                                    OF
        KEYPORT BENEFIT LIFE INSURANCE COMPANY ("Keyport Benefit")





This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Manning & Napier variable annuity prospectus dated May 3, 1999. The SAI is incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Keyport Financial Services Corp. at 125 High Street, Boston, MA 02110 or by calling (800) 437-4466. It may also be obtained by writing Manning & Napier Insurance Fund, Inc. at P.O. Box 40610, Rochester, New York 14604, or by calling (800) 466-3868.


                             TABLE OF CONTENTS


                                                              Page
Keyport Benefit Life Insurance Company..........................2
Variable Annuity Benefits.......................................2
  Variable Annuity Payment Values...............................2
  Re-Allocating Sub-Account Payment.............................3
Safekeeping of Assets...........................................4
Principal Underwriter...........................................4
Experts.........................................................4
Investment Performance..........................................4
  Yields for Stein Roe Money Market Fund (SRMMF) Sub-Account....5
Financial Statements............................................6

  Variable Account A............................................7
  Keyport Benefit Life Insurance Company.......................33


The date of this statement of additional information is May 3, 1999.




KBMN599.SAI

                  KEYPORT BENEFIT LIFE INSURANCE COMPANY


Liberty Mutual Insurance Company ("Liberty Mutual"), a multi-line insurance company, is the ultimate corporate parent of Keyport Benefit. Liberty Mutual ultimately controls Keyport Benefit through the following intervening holding company subsidiaries: Liberty Mutual Equity Corporation, LFC Holdings Inc., Liberty Financial Companies, Inc. ("LFC"), SteinRoe Services, Inc. and Keyport Life Insurance Company. Liberty Mutual, as of December 31, 1998, owned, indirectly, approximately 72% of the combined voting power of the outstanding stock of LFC (with the balance being publicly held). For additional information about Keyport Benefit, see page 9 of the prospectus.


                         VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values

For each variable payment option, the total dollar amount of each periodic payment will be equal to: (a) the sum of all Sub-Account payments; less (b) the pro-rata amount of the annual Certificate Maintenance Charge.

The first payment for each Sub-Account will be determined by deducting any applicable Certificate Maintenance Charge and any applicable state premium taxes and then dividing the remaining value of that Sub-Account by $1,000 and multiplying the result by the greater of: (a) the applicable factor from the Certificate's annuity table for the particular payment option; or
(b) the factor currently offered by Keyport Benefit at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

The number of Annuity Units for each Sub-Account will be determined by dividing such first payment by the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-Account payment after the first one will be determined by multiplying (a) by (b), where: (a) is the number of Sub-Account Annuity Units; and (b) is the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Keyport Benefit uses an Annuity Unit value. Each Sub-Account has its own Annuity Units and value per Unit. The Annuity Unit value applicable during any Valuation Period is determined at the end of such period.

When Keyport Benefit first purchased Eligible Fund shares on behalf of the Variable Account, Keyport Benefit valued each Annuity Unit for each Sub-Account at a specified dollar amount. The Unit value for each Sub-Account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Annuity Unit may increase or decrease from Valuation Period to Valuation Period. For each assumed annual investment rate (AIR), Keyport Benefit calculates a net investment factor for each Sub-Account by dividing (a) by (b), where:

     (a) is equal to the net investment factor as defined in the prospectus; and

     (b) is the assumed investment factor for the current Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed annual investment rate (AIR). The AIR for Annuity
          Units based on the Contract's annuity tables is 5% per year. An AIR of 3% per year is also currently available upon Written Request.

With  a  particular  AIR, payments after the first  one  will  increase  or decrease from month to month based on whether the actual annualized investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed AIR percentage. If a given amount of Sub-Account value is applied to a particular payment option, the initial payment will be smaller if a 3% AIR is selected instead of a 5% AIR but, all other things being equal, the subsequent 3% AIR payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage. For example, consider what would happen if the actual annualized investment return (see the first sentence of this paragraph) is 9%, 5%, 3%, or 0%
between the time of the first and second payments. With an actual 9% return, the 3% AIR and 5% AIR payments would both increase in amount but the 3% AIR payment would increase by a larger percentage. With an actual 5% return, the 3% AIR payment would increase in amount while the 5% AIR payment  would  stay the same.  With an actual return of  3%,  the  3%  AIR payment would stay the same while the 5% AIR payment would decrease in amount. Finally, with an actual return of 0%, the 3% AIR and 5% AIR payments would both decrease in amount but the 3% AIR payment would decrease by a smaller percentage. Note that the changes in payment amounts described above are on a percentage basis and thus do not illustrate when, if ever, the 3% AIR payment amount might become larger than the 5% AIR payment amount. Note though that if Option A (Income for a Fixed Number of Years) is selected and payments continue for the entire period, the 3% AIR payment amount will start out being smaller than the 5% AIR payment amount but eventually the 3% AIR payment amount will become larger than the 5% AIR payment amount.

Re-Allocating Sub-Account Payments

The number of Annuity Units for each Sub-Account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Currently, a payee can instruct Keyport Benefit to change the Sub-Account(s) used to determine the amount of the variable annuity payments 1 time every 6 months. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-Account. The percentage for each Sub-Account, if not zero, must be at least 10% and must be a whole number. At the end of the Valuation Period during which Keyport Benefit receives the request, Keyport Benefit will: (a) value the Annuity Units for each Sub-Account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and (c) recompute the number of Annuity Units for each Sub-Account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.

                           SAFEKEEPING OF ASSETS

Keyport Benefit is responsible for the safekeeping of the assets of the Variable Account.

Keyport Benefit has responsibility for providing all administration of the Certificates and the Variable Account. This administration includes, but is not limited to, preparation of the Contracts and Certificates, maintenance of Certificate Owners' records, and all accounting, valuation, regulatory and reporting requirements. Keyport Benefit has contracted with Keyport Life Insurance Company, its corporate parent, to provide all administration for the Contracts and Certificates, as its agent. Keyport Benefit pays Keyport Life Insurance Company for the costs it incurs for providing those administrative services.

                           PRINCIPAL UNDERWRITER

The Contracts and Certificates, which are offered continuously, are distributed by Keyport Financial Services Corp. ("KFSC"), which is an affiliate of Keyport Benefit.

                                  EXPERTS


The statutory-basis financial statements of Keyport Benefit Life Insurance Company (formerly American Benefit Life Insurance Company) as of December 31, 1998 and 1997, and for the years then ended, and the financial statements of Keyport Benefit Life Insurance Company-Variable Account A at December 31, 1998 and for the period from February 6, 1998 (commencement of operations) to December 31, 1998, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                          INVESTMENT PERFORMANCE

The Variable Account may from time to time quote performance information concerning its various Sub-Accounts. A Sub-Account's performance may also be compared to the performance of sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report), Lipper Analytical Services, Inc., or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity sub-accounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as sales charges or administrative charges) that are deducted directly from contract values.

Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-Accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Price Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term High-Grade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity; Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government bonds and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.

Yields for Stein Roe Money Market Fund (SRMMF) Sub-Account

Yield and effective yield percentages for the SRMMF Sub-Account are calculated using the method prescribed by the Securities and Exchange Commission. Both yields reflect the deduction of the annual 0.35% asset-based Certificate charge. Both yields also reflect, on an allocated basis, the Certificate's annual $35 Certificate Maintenance Charge. Both yields do not reflect premium tax charges. The yields would be lower if these charges were included. The following are the standardized formulas:

Yield equals:   (A - B - 1) x  365
                   C            7

Effective Yield Equals:   (A - B)365/7 - 1
                             C

Where:

A =  the Accumulation Unit value at the end of the 7-day period.

B = hypothetical Certificate Maintenance Charge for the 7-day period. The assumed annual SRMMF Sub-Account charge is equal to the $35 Certificate charge multiplied by a fraction equal to the average number of Certificates with SRMMF Sub-Account value during the 7-day period divided by the average total number of Certificates during the 7-day period. This annual amount is converted to a 7-day charge by multiplying it by 7/365. It is then equated to an Accumulation Unit size basis by multiplying it by a fraction equal to the average value of one SRMMF Sub-Account Accumulation Unit during the 7-day period divided by the average Certificate Value in SRMMF Sub-Account during the 7-day period.

C =  the Accumulation Unit value at the beginning of the 7-day period.

The yield formula assumes that the weekly net income generated by an investment in the SRMMF Sub-Account will continue over an entire year. The effective yield formula also annualizes seven days of net income but it assumes that the net income is reinvested over the year. This compounding effect causes effective yield to be higher than the yield.


For the 7-day period ended 12/31/98 the yield for the Stein Roe Money Market Sub-Account was 3.46% and the effective yield was 3.52%.


                           FINANCIAL STATEMENTS


The financial statements of the Variable Account and Keyport Benefit Life Insurance Company are included in the statement of additional information. The financial statements of Keyport Benefit Life Insurance Company are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                      Report of Independent Auditors


To the Board of Directors of Keyport Benefit Life Insurance Company and Contract Owners of Variable Account A


We have audited the accompanying statement of assets and liabilities of Keyport Benefit Life Insurance Company - Variable Account A as of December 31, 1998, and the related statement of operations and changes in net assets for the period from February 6, 1998 (commencement of operations) to December 31, 1998. These financial statements are the responsibility of Keyport Benefit Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Keyport Benefit Life Insurance Company - Variable Account A at December 31, 1998 and the results of its operations and changes in net assets for the period from February 6, 1998 (commencement of operations) to December 31, 1998, in conformity with generally accepted accounting principles.




Boston, Massachusetts                        /s/Ernst & Young LLP
March 12, 1999

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
                    Statement of Assets and Liabilities
                             December 31, 1998

Assets
 Investments at market value:
   AIM
    AIM Capital Appreciation Fund - 82 shares (cost $1,915)   $     2,074
    AIM Growth Fund - 75 shares (cost $1,516)                       1,853
    AIM International Equity Fund - 428 shares (cost $7,553)        8,395

   Alger American Fund
    Alger American Growth Portfolio - 13,408 shares
        (cost $607,309)                                           713,559
    Alger American Small Capitalization Portfolio -
        4,485 shares (cost $171,201)                              197,187

   Alliance Variable Products Series Fund, Inc.
    Alliance Global Bond Portfolio - 35,273 shares
        (cost $435,293)                                           438,090
    Alliance Premier Growth Portfolio - 47,599 shares
        (cost $1,265,854)                                       1,476,990
    Alliance Growth and Income Portfolio - 362 shares
        (cost $6,737)                                               7,901
    Alliance Real Estate Portfolio - 811 shares (cost $7,913)       7,936

   MFS Variable Insurance Trust
    MFS Bond Series - 20,398 shares (cost $229,492)               232,130
    MFS Emerging Growth Series - 17,263 shares
        (cost $298,807)                                           370,627
    MFS Research Series - 31,630 shares (cost $538,284)           602,548

   SteinRoe Variable Investment Trust
    SteinRoe Money Market Fund - 2,003,931 shares
        (cost $2,003,931)                                       2,003,931
    SteinRoe Special Venture Fund - 4,823 shares
        (cost $59,586)                                             65,689
    SteinRoe Balanced Fund - 67,022 shares
        (cost $1,083,481)                                       1,148,761
    SteinRoe Mortgage Securities Fund - 99,585 shares
        (cost $1,066,290)                                       1,074,528
    SteinRoe Growth Stock Fund - 14,449 shares
        (cost $561,924)                                           628,951

   Liberty Variable Investment Trust
    Colonial Growth and Income Fund - 92,525 shares
        (cost $1,447,575)                                       1,516,483
    SteinRoe Global Utilities Fund - 31,029 shares
        (cost $401,244)                                           426,962
    Colonial International Fund for Growth - 136,709
        shares (cost $253,230)                                    273,417
    Colonial Strategic Income Fund - 199,726 shares
        (cost $2,304,666)                                       2,212,965
    Colonial U.S. Stock Fund - 65,909 shares
        (cost $1,158,834)                                       1,238,429
    Newport Tiger Fund - 35,644 shares (cost $54,825)              55,961
    Colonial High Yield Securities Fund - 5,913 shares
        (cost $56,905)                                             55,052
    Colonial Small Cap Value Fund - 183 shares
        (cost $1,287)                                               1,575
    Liberty All-Star Equity Fund - 44,833 shares
        (cost $488,585)                                           533,514

         Total assets                                          15,295,508

Liabilities
 Due to Keyport Benefit Life Insurance Company (Note 2)           (51,747)

         Net assets                                           $15,243,761

Net Assets
 Variable annuity contracts (Note 5)                          $14,405,259
 Annuity reserves (Note 2)                                        838,502

         Net assets                                           $15,243,761

                          See accompanying notes.

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
      For the Period February 6, 1998 (commencement of operations) to
                             December 31, 1998


                                         AIM Capital            AIM
                                      Appreciation Fund     Growth Fund
                                            1998                1998
Income
  Dividends                             $       55         $         108
 Expenses (Note 3)
  Mortality and expense risk
    and administrative charges                   2                     5
 Net investment income (expense)                53                   103
 Realized gain (loss)                           -                     -
 Unrealized appreciation (depreciation)
    during the period                          160                   233
 Net increase (decrease) in net assets
    from operations                            213                   336

 Purchase payments from contract owners      1,895                 1,250
 Transfers between accounts                    (34)                  267
 Contract terminations and annuity payouts      -                     -
 Other transfers to Keyport Benefit
     Life Insurance Company                     -                     -
 Net increase in net assets
     from contract transactions              1,861                 1,517

 Net assets at beginning of period              -                     -

 Net assets at end of period            $    2,074         $       1,853

                          See accompanying notes.

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
      For the Period February 6, 1998 (commencement of operations) to
                             December 31, 1998


                                     AIM International     Alger American
                                       Equity Fund        Growth Portfolio
                                          1998                  1998
Income
  Dividends                              $       66         $          -
 Expenses (Note 3)
  Mortality and expense risk
    and administrative charges                   23                 1,303
 Net investment income (expense)                 43                (1,303)
 Realized gain (loss)                            -                    227
 Unrealized appreciation (depreciation)
    during the period                           946               106,250
 Net increase (decrease) in net assets
    from operations                             989               105,174

 Purchase payments from contract owners       7,500               548,549
 Transfers between accounts                     (94)               65,745
 Contract terminations and annuity payouts       -                 (5,909)
 Other transfers to Keyport Benefit
     Life Insurance Company                      -                     -
 Net increase in net assets
    from contract transactions                7,406               608,385

 Net assets at beginning of period               -                     -

 Net assets at end of period            $     8,395         $     713,559

                          See accompanying notes.

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
      For the Period February 6, 1998 (commencement of operations) to
                             December 31, 1998


                                    Alger American Small   Alliance Global
                                 Capitalization Portfolio  Bond Portfolio
                                           1998                 1998
Income
   Dividends                            $        -          $          -
 Expenses (Note 3)
   Mortality and expense risk
    and administrative charges                  287                   821
 Net investment income (expense)               (287)                 (821)
 Realized gain (loss)                            30                  (107)
 Unrealized appreciation (depreciation)
    during the period                        25,986                 2,797
 Net increase (decrease) in net assets
    from operations                          25,729                 1,869

 Purchase payments from contract owners     139,884               465,440
 Transfers between accounts                  34,175                (5,389)
 Contract terminations and annuity payouts   (2,601)              (23,830)
 Other transfers to Keyport Benefit
    Life Insurance Company                       -                     -
 Net increase in net assets
    from contract transactions              171,458               436,221

 Net assets at beginning of period               -                     -

 Net assets at end of period            $   197,187        $      438,090

                          See accompanying notes.

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
      For the Period February 6, 1998 (commencement of operations) to
                             December 31, 1998


                                     Alliance Premier  Alliance Growth and
                                     Growth Portfolio   Income Portfolio
                                          1998               1998
Income
   Dividends                            $         -        $          -
 Expenses (Note 3)
    Mortality and expense risk
      and administrative charges               2,625                  17
 Net investment income (expense)              (2,625)                (17)
 Realized gain (loss)                             10                   1
 Unrealized appreciation (depreciation)
    during the period                        211,136               1,164
 Net increase (decrease) in net assets
    from operations                          208,521               1,148

 Purchase payments from contract owners    1,176,221               6,250
 Transfers between accounts                  119,457                 503
 Contract terminations and annuity payouts   (27,209)                 -
 Other transfers to Keyport Benefit
    Life Insurance Company                        -                   -
 Net increase in net assets
    from contract transactions             1,268,469               6,753

 Net assets at beginning of period                -                   -

 Net assets at end of period            $  1,476,990       $       7,901

                          See accompanying notes.

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
      For the Period February 6, 1998 (commencement of operations) to
                             December 31, 1998


                                       Alliance Real            MFS
                                     Estate Portfolio       Bond Series
                                           1998                 1998
Income
   Dividends                            $        -         $          -
 Expenses (Note 3)
    Mortality and expense risk
      and administrative charges                  9                  370
 Net investment income (expense)                 (9)                (370)
 Realized gain (loss)                             4                  127
 Unrealized appreciation (depreciation)
    during the period                            22                2,638
 Net increase (decrease) in net assets
    from operations                              17                2,395

 Purchase payments from contract owners       7,539              191,934
 Transfers between accounts                     380               38,419
 Contract terminations and annuity payouts       -                  (618)
 Other transfers to Keyport Benefit
    Life Insurance Company                       -                    -
 Net increase in net assets
    from contract transactions                7,919              229,735

 Net assets at beginning of period               -                    -

 Net assets at end of period           $      7,936        $     232,130

                          See accompanying notes.

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
      For the Period February 6, 1998 (commencement of operations) to
                             December 31, 1998


                                         MFS Emerging         MFS
                                        Growth Series    Research Series
                                             1998             1998
Income
   Dividends                            $       -          $         -
 Expenses (Note 3)
   Mortality and expense risk
     and administrative charges                806                1,071
 Net investment income (expense)              (806)              (1,071)
 Realized gain (loss)                           96                  300
 Unrealized appreciation (depreciation)
     during the period                      71,819               64,264
 Net increase (decrease) in net assets
     from operations                        71,109               63,493

 Purchase payments from contract owners    293,402              515,692
 Transfers between accounts                 10,924               53,653
 Contract terminations and annuity payouts  (4,808)             (30,290)
 Other transfers to Keyport Benefit
     Life Insurance Company                     -                    -
 Net increase in net assets
    from contract transactions             299,518              539,055

 Net assets at beginning of period              -                    -

 Net assets at end of period            $  370,627         $    602,548

                          See accompanying notes.

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
      For the Period February 6, 1998 (commencement of operations) to
                             December 31, 1998


                                      SteinRoe Money    SteinRoe Special
                                        Market Fund       Venture Fund
                                           1998               1998
Income
   Dividends                            $    264,105       $        -
 Expenses (Note 3)
   Mortality and expense risk
    and administrative charges                 3,248               151
 Net investment income (expense)             260,857              (151)
 Realized gain (loss)                            133                24
 Unrealized appreciation (depreciation)
    during the period                            603             6,104
 Net increase (decrease) in net assets
    from operations                          261,593             5,977

 Purchase payments from contract owners    2,491,179            60,143
 Transfers between accounts                 (360,032)            1,896
 Contract terminations and annuity payouts  (388,809)           (2,327)
 Other transfers to Keyport Benefit
    Life Insurance Company                   (51,009)               -
 Net increase in net assets
    from contract transactions             1,691,329            59,712

 Net assets at beginning of period                -                 -

 Net assets at end of period            $  1,952,922  $         65,689

                          See accompanying notes.

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
      For the Period February 6, 1998 (commencement of operations) to
                             December 31, 1998


                                         SteinRoe     SteinRoe Mortgage
                                       Balanced Fund   Securities Fund
                                           1998             1998
Income
  Dividends                             $         -         $         -
 Expenses (Note 3)
  Mortality and expense risk
    and administrative charges                 2,004               2,244
 Net investment income (expense)              (2,004)             (2,244)
 Realized gain (loss)                             10                  77
 Unrealized appreciation (depreciation)
    during the period                         65,281               8,238
 Net increase (decrease) in net assets
    from operations                           63,287               6,071

 Purchase payments from contract owners    1,006,990             955,196
 Transfers between accounts                   82,673             116,105
 Contract terminations and annuity payouts    (4,189)             (2,844)
 Other transfers to Keyport Benefit
    Life Insurance Company                        -                   -
 Net increase in net assets
    from contract transactions             1,085,474           1,068,457

 Net assets at beginning of period                -                   -

 Net assets at end of period            $  1,148,761       $   1,074,528

                          See accompanying notes.

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
      For the Period February 6, 1998 (commencement of operations) to
                             December 31, 1998


                                      SteinRoe Growth    Colonial Growth
                                        Stock Fund       and Income Fund
                                           1998                1998
Income
  Dividends                             $         -        $        -
 Expenses (Note 3)
  Mortality and expense risk
    and administrative charges                 1,055             2,575
 Net investment income (expense)              (1,055)           (2,575)
 Realized gain (loss)                           (156)              237
 Unrealized appreciation (depreciation)
    during the period                         67,027            68,352
 Net increase (decrease) in net assets
    from operations                           65,816            66,014

 Purchase payments from contract owners      479,178         1,275,389
 Transfers between accounts                   87,855           202,347
 Contract terminations and annuity payouts    (3,898)          (27,267)
 Other transfers to Keyport Benefit
    Life Insurance Company                        -               (556)
 Net increase in net assets
    from contract transactions               563,135         1,449,913

 Net assets at beginning of period                -                 -

 Net assets at end of period            $    628,951       $ 1,515,927

                          See accompanying notes.

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
      For the Period February 6, 1998 (commencement of operations) to
                             December 31, 1998


                                   SteinRoe Global  Colonial International
                                    Utilities Fund      Fund for Growth
                                         1998                1998
Income
  Dividends                             $        -         $        -
 Expenses (Note 3)
  Mortality and expense risk
    and administrative charges                  669                569
 Net investment income (expense)               (669)              (569)
 Realized gain (loss)                           173                116
 Unrealized appreciation (depreciation)
    during the period                        25,661             20,183
 Net increase (decrease) in net assets
    from operations                          25,165             19,730

 Purchase payments from contract owners     388,031            237,494
 Transfers between accounts                  26,794             23,797
 Contract terminations and annuity payouts  (13,028)            (7,604)
 Other transfers to Keyport Benefit
    Life Insurance Company                      (56)                (5)
 Net increase in net assets
    from contract transactions              401,741            253,682

 Net assets at beginning of period               -                  -

 Net assets at end of period            $   426,906        $   273,412

                          See accompanying notes.

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
      For the Period February 6, 1998 (commencement of operations) to
                             December 31, 1998


                                     Colonial Strategic    Colonial U.S.
                                         Income Fund        Stock Fund
                                            1998                1998
Income
  Dividends                             $         -        $        -
 Expenses (Note 3)
  Mortality and expense risk
    and administrative charges                 4,337             2,492
 Net investment income (expense)              (4,337)           (2,492)
 Realized gain (loss)                            (48)              360
 Unrealized appreciation (depreciation)
    during the period                        (90,986)           79,488
 Net increase (decrease) in net assets
    from operations                          (95,371)           77,356

 Purchase payments from contract owners    2,223,375         1,108,592
 Transfers between accounts                  257,850           106,120
 Contract terminations and annuity payouts  (172,889)          (53,639)
 Other transfers to Keyport Benefit
    Life Insurance Company                        -               (105)
 Net increase in net assets
    from contract transactions             2,308,336         1,160,968

 Net assets at beginning of period                -                 -

 Net assets at end of period            $  2,212,965       $ 1,238,324

                          See accompanying notes.

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
      For the Period February 6, 1998 (commencement of operations) to
                             December 31, 1998


                                                      Colonial High Yield
                                  Newport Tiger Fund    Securities Fund
                                         1998                 1998
Income
  Dividends                             $        -         $       -
 Expenses (Note 3)
  Mortality and expense risk
    and administrative charges                   71                64
 Net investment income (expense)                (71)              (64)
 Realized gain (loss)                            (4)              (18)
 Unrealized appreciation (depreciation)
    during the period                         1,138            (1,854)
 Net increase (decrease) in net assets
    from operations                           1,063            (1,936)

 Purchase payments from contract owners      45,170            53,003
 Transfers between accounts                  10,261             3,985
 Contract terminations and annuity payouts     (533)               -
 Other transfers to Keyport Benefit
    Life Insurance Company                       -                 (2)
 Net increase in net assets
    from contract transactions               54,898            56,986

 Net assets at beginning of period               -                 -

 Net assets at end of period            $    55,961        $   55,050

                          See accompanying notes.

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
      For the Period February 6, 1998 (commencement of operations) to
                             December 31, 1998


                                      Colonial Small    Liberty All-Star
                                      Cap Value Fund       Equity Fund
                                           1998                1998
Income
  Dividends                             $         -        $        -
 Expenses (Note 3)
  Mortality and expense risk
    and administrative charges                     4               996
 Net investment income (expense)                  (4)             (996)
 Realized gain (loss)                             -                189
 Unrealized appreciation (depreciation)
    during the period                            288            44,914
 Net increase (decrease) in net assets
    from operations                              284            44,107

 Purchase payments from contract owners        1,250           471,010
 Transfers between accounts                       41            42,221
 Contract terminations and annuity payouts        -            (23,824)
 Other transfers to Keyport Benefit
    Life Insurance Company                        -                (14)
 Net increase in net assets
    from contract transactions                 1,291           489,393

 Net assets at beginning of period                -                 -

 Net assets at end of period            $      1,575       $   533,500

                          See accompanying notes.

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
             Statement of Operations and Changes in Net Assets
      For the Period February 6, 1998 (commencement of operations) to
                             December 31, 1998



                                                           Total
                                                           1998
Income
  Dividends                                           $     264,334
 Expenses (Note 3)
  Mortality and expense risk
    and administrative charges                               27,818
 Net investment income (expense)                            236,516
 Realized gain (loss)                                         1,781
 Unrealized appreciation (depreciation)
    during the period                                       781,852
 Net increase (decrease) in net assets
    from operations                                       1,020,149

 Purchase payments from contract owners                  14,151,556
 Transfers between accounts                                 919,919
 Contract terminations and annuity payouts                 (796,116)
 Other transfers to Keyport Benefit
    Life Insurance Company                                  (51,747)
 Net increase in net assets
    from contract transactions                           14,223,612

 Net assets at beginning of period                               -

 Net assets at end of period                          $  15,243,761

                          See accompanying notes.

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

                       Notes to Financial Statements
                             December 31, 1998

1.  Organization

The Variable Account A (the "Variable Account") was established on January 2, 1998 as a segregated investment account of Keyport Benefit Life Insurance Company (the "Company"). The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds.
The Variable Account is a funding vehicle for group and individual variable annuity contracts. The Variable Account currently offers two contracts, distinguished principally by the level of expenses, surrender charges, and eligible fund options. The two contracts and their respective eligible fund options are as follows:

  Keyport Advisor Variable Annuity  Keyport Advisor Vista Variable Annuity

  Alger American Fund:              AIM:
   Alger American Growth Portfolio   AIM Capital Appreciation Fund
   Alger American Small              AIM Growth Fund
      Capitalization Portfolio       AIM International Equity

  MFS Variable Insurance Trust:     MFS Variable Insurance Trust:
   MFS Emerging Growth Series        MFS Emerging Growth Series
   MFS Research Series               MFS Research Series
                                     MFS Bond Series

  SteinRoe Variable Investment      SteinRoe Variable Investment
      Trust (SRVIT):                     Trust (SRVIT):
   SteinRoe Money Market Fund        SteinRoe Money Market Fund
   SteinRoe Special Venture Fund     SteinRoe Special Venture Fund
   SteinRoe Balanced Fund            SteinRoe Balanced Fund
   SteinRoe Mortgaged Securities     SteinRoe Growth Stock Fund
      Fund
   SteinRoe Growth Stock Fund

  Liberty Variable Investment       Liberty Variable Investment
      Trust (LVIT):                      Trust (LVIT):
   Colonial Growth and Income Fund   Colonial Growth and Income Fund
   SteinRoe Global Utilities Fund    SteinRoe Global Utilities Fund
   Colonial International Fund       Colonial Strategic Income Fund
      for Growth
   Colonial Strategic Income Fund    Colonial U.S. Stock Fund
   Colonial U.S. Stock Fund          Liberty All-Star Equity Fund
   Newport Tiger Fund                Colonial Small Cap Value Fund
   Liberty All-Star Equity Fund      Colonial High Yield Securities Fund

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

1.  Organization (continued)

  Alliance Variable Products        Alliance Variable Products
      Series Fund, Inc:                 Series Fund, Inc:
   Alliance Global Bond Portfolio    Alliance Global Bond Portfolio
   Alliance Premier Growth Portfolio Alliance Premier Growth Portfolio
                                     Alliance Growth and Income Portfolio
                                     Alliance Real Estate Portfolio

2.  Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the Variable Account. Certain prior year amounts have been reclassified to conform to the current year's presentation.

Shares of the eligible funds are sold to the Variable Account at the reported net asset values. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investments sold.

Annuity reserves are computed for contracts in the income stage according to the 1983a Individual Annuity Mortality Table. The assumed investment rate is either 3.0%, 4.0%, 5.0% or 6.0% unless the annuitant elects otherwise, in which case the rate may vary from 3.0% to 6.0%, as regulated by the laws of the state of New York. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Variable Account by the Company.

Amounts due to Keyport Benefit Life Insurance Company represent mortality and expense risk and administrative charges earned by the Company in 1998 but not transferred to the Company until January 1999.

The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code. The Company anticipates no tax liability resulting from the operations of the Variable Account. Therefore, no provision for income taxes has been charged against the Variable Account.

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

3.  Expenses

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted. An annual contract maintenance charge of $36 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of contract value. A daily deduction is also made for distribution costs incurred by the Company at an effective annual rate of 0.15% of contract value.

4.  Affiliated Company Transactions

Administrative services necessary for the operation of the Variable Account are provided by the Company. The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. Stein Roe & Farnham, Inc., an affiliate of the Company, is the investment advisor to the SRVIT. Liberty Advisory Services Corporation, a wholly-owned subsidiary of the Company, is the investment advisor to the LVIT. Colonial Management Associates, Inc., an affiliate of the Company, is the investment sub-advisor to the LVIT. Keyport Financial Services Corp., a wholly-owned subsidiary of the Company, is the principal underwriter for SRVIT and LVIT. The investment advisors' compensation is derived from the mutual funds.

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

5.  Unit Values

A summary of the accumulation unit values at December 31, 1998 and the accumulation units and dollar value outstanding at December 31, 1998 are as follows:

                                       UNIT
                                       VALUE       UNITS        DOLLARS
AIM Capital Appreciation Fund
  Keyport Advisor Vista             $11.091130      187.0050   $   2,074

AIM Growth Fund
  Keyport Advisor Vista              11.815758      156.8355       1,853

AIM International Equity Fund
  Keyport Advisor Vista               9.997160      839.7241       8,395

Alger American Growth Portfolio
  Keyport Advisor                    17.928398   39,233.0573     703,386

Alger American Small Capitalization Portfolio
  Keyport Advisor                    12.685024   13,187.4168     167,283

Alliance Global Bond Portfolio
  Keyport Advisor                    11.041874   37,827.9406     417,691

Alliance Premier Growth Portfolio
  Keyport Advisor                    19.645990   72,221.4541   1,418,862

Alliance Growth and Income Portfolio
  Keyport Advisor Vista              10.894009      725.2682       7,901

Alliance Real Estate Portfolio
  Keyport Advisor Vista               9.019247      879.8745       7,936

MFS Bond Series
  Keyport Advisor Vista              10.239799   22,669.3616     232,130

MFS Emerging Growth Series
  Keyport Advisor                    15.454973   23,981.0630     370,627

MFS Research Series
  Keyport Advisor                    14.399988   38,021.4961     547,509

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

5.  Unit Values (continued)

                                       UNIT
                                       VALUE       UNITS        DOLLARS
SteinRoe Money Market Fund
  Keyport Advisor                   $14.283805   98,844.1188  $1,411,870
  Dollar Cost Averaging              10.203180   19,658.6719     200,581

SteinRoe Special Venture Fund
  Keyport Advisor                    25.351276    2,591.1558      65,689

SteinRoe Balanced Fund
  Keyport Advisor                    27.188237   42,018.6170   1,142,412

SteinRoe Mortgage Securities Fund
  Keyport Advisor                    18.825527   56,959.9473   1,072,301

SteinRoe Growth Stock Fund
  Keyport Advisor                    44.828835   13,510.3866     605,655

Colonial Growth and Income Fund
  Keyport Advisor                    21.211314   68,719.8638   1,457,639

SteinRoe Global Utilities Fund
  Keyport Advisor                    17.923199   23,195.9962     415,746

Colonial International Fund for Growth
  Keyport Advisor                    10.761067   25,407.5636     273,412

Colonial Strategic Income Fund
  Keyport Advisor                    14.237231  144,486.3679   2,057,086

Colonial U.S. Stock Fund
  Keyport Advisor                    24.622292   48,450.6467   1,192,966

Newport Tiger Fund
  Keyport Advisor                     7.866774    7,113.6011      55,961

Colonial High Yield Securities Fund
  Keyport Advisor Vista               9.631230    5,715.8216      55,050

Colonial Small Cap Value Fund
  Keyport Advisor Vista               8.575210      183.6356       1,575

Liberty All-Star Equity Fund
  Keyport Advisor Vista              11.777423   43,444.9041     511,669

                                                850,231.7948 $14,405,259

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

6.  Purchases and Sales of Securities

The cost of shares purchased and proceeds from shares sold by the Variable Account during 1998 are shown below:


                                              Purchases         Sales

AIM Capital Appreciation Fund               $      1,917     $        2

AIM Growth Fund                                    1,518              3

AIM International Equity Fund                      7,566             14

Alger American Growth Portfolio                  615,569          8,487

Alger American Small Capitalization Portfolio    172,070            899

Alliance Global Bond Portfolio                   520,667         85,267

Alliance Premier Growth Portfolio              1,285,780         19,935

Alliance Growth and Income Portfolio               6,744              8

Alliance Real Estate Portfolio                     9,408          1,499

MFS Bond Series                                  281,730         52,364

MFS Emerging Growth Series                       304,450          5,739

MFS Research Series                              596,745         58,762

SteinRoe Money Market Fund                     2,569,116        565,185

SteinRoe Special Venture Fund                     61,701          2,139

SteinRoe Balanced Fund                         1,085,018          1,546

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

6.  Purchases and Sales of Securities (continued)

The cost of shares purchased and proceeds from shares sold by the Variable Account during 1998 are shown below:

                                              Purchases         Sales

SteinRoe Mortgage Securities Fund           $  1,111,003     $   44,790

SteinRoe Growth Stock Fund                       573,851         11,772

Colonial Growth and Income Fund                1,478,534         31,196

SteinRoe Global Utilities Fund                   419,235         18,162

Colonial International Fund for Growth           261,538          8,424

Colonial Strategic Income Fund                 2,454,870        150,870

Colonial U.S. Stock Fund                       1,206,934         48,457

Newport Tiger Fund                                55,427            599

Colonial High Yield Securities Fund               61,352          4,429

Colonial Small Cap Value Fund                      1,289              2

Liberty All-Star Equity Fund                     527,697         39,301

                                            $ 15,671,729     $1,159,851

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

7.  Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

8.  Year 2000 (Unaudited)

The Company relies significantly on computer systems and applications in its operations. Many of these systems are not presently Year 2000 compliant. These systems use programs that were designed and developed
without considering the impact of the upcoming change in the century.   Any
of the Company's computer programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. The Company's business, financial condition and results of operations could be materially and adversely affected by the failure of the Company's systems and applications (and those operated by third parties interfacing with the Company's systems and applications) to properly operate or manage these dates.

In addressing the Year 2000 issue, the Company has completed an inventory of its computer programs and assessed its Year 2000 readiness. The Company's computer programs include internally developed programs, third-party purchased programs and third-party custom developed programs. For programs which were identified as not being Year 2000 ready, the Company has implemented a remedial plan which includes repairing or replacing the programs and appropriate testing for Year 2000. The remediation plan is substantially complete and is currently in the final testing phase. The Company also identified its non-information technology systems with respect to Year 2000 issues. The Company initiated remediation efforts in this area and expects to complete this phase during 1999.

        KEYPORT BENEFIT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

8.  Year 2000 (Unaudited) (continued)

In addition, the Company has initiated communication with significant financial institutions, distributors, suppliers and others with which it does business to determine the extent to which the Company's systems are vulnerable by the failure of others to remediate their own Year 2000
issues.   The Company has received feedback from such parties and is in the process of independently confirming information received from other parties with respect to their year 2000 issues. The Company is developing, and will continue to develop, contingency plans for dealing with any adverse effects that become likely in the event the Company's remediation plans are not successful or third parties fail to remediate their own Year 2000 issues. The Company expects contingency planning to be substantially complete by June 1999. If necessary modifications and conversions are not made, or are not timely completed, or if the systems of the companies on which the Company's interface system relies are not timely converted, the Year 2000 issues could have a material impact on the financial condition and results of operations of the Company. However, the Company believes that with modifications to existing software and conversions to new software, the Year 2000 issue will not pose significant operational problems for its computer systems.

                      Report of Independent Auditors


The Board of Directors
Keyport Benefit Life Insurance Company


We have audited the accompanying statutory-basis balance sheet of Keyport Benefit Life Insurance Company (formerly American Benefit Life Insurance Company) as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, capital and surplus, and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the State of New York Insurance Department, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are described in Note 2. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In  our  opinion,  because of the effects of the matter  described  in  the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Keyport Benefit Life Insurance Company at December 31, 1998 and 1997, or the results of its operations or its cash flow for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Keyport Benefit Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flow for the years then ended in conformity with accounting practives prescribed or permitted by the State of New York Insurance Department.



Boston, Massachusetts                                 /s/Ernst & Young LLP
January 28, 1999

                  KEYPORT BENEFIT LIFE INSURANCE COMPANY
            (formerly American Benefit Life Insurance Company)

                       BALANCE SHEET-STATUTORY-BASIS
                              (in thousands)

                                                 December 31
                                           1998               1997
ADMITTED ASSETS

Cash and invested assets:
 Bonds                                          $   12,546   $    2,996
 Cash and short-term investments                    39,386        3,451
     Total cash and invested assets                 51,932        6,447

Accrued investment income                              350           87
Other assets                                           604            3
Separate account assets                             17,448        2,778

     Total admitted assets                      $   70,334   $    9,315

LIABILITIES AND CAPITAL AND (DEFICIT) SURPLUS

Liabilities:
 Reserves for future policy benefits            $   40,996   $      169
 Policy and contract claims                             62           47
 Interest maintenance reserve                           33           39
    Total policy and contract liabilities           41,091          255

 Accounts payable and accrued expenses                  64          106
 Federal income taxes payable                           -            87
 Separate account liabilities                       17,448        2,778
    Total liabilities                               58,603        3,226

Capital and (deficit) surplus:
 Common stock, $2.00 par value; authorized
  1,000 shares; issued and outstanding
  1,000 shares                                       2,000        2,000
 Paid-in surplus                                    10,000        2,500
 Unassigned (deficit) surplus                         (269)       1,589
    Total capital and surplus                       11,731        6,089

    Total liabilities and capital and
       (deficit) surplus                        $   70,334   $    9,315

                          See accompanying notes.

                  KEYPORT BENEFIT LIFE INSURANCE COMPANY
            (formerly American Benefit Life Insurance Company)

                  STATEMENT OF OPERATIONS-STATUTORY-BASIS
                              (in thousands)

                                                  Year Ended December 31
                                                     1998        1997

Revenues:
 Premiums and annuity considerations              $  42,046    $     37
 Deposit-type funds                                  13,000          -
 Considerations for supplementary contracts             723          -
 Separate account fee income                             28          46
 Net investment income                                  921         571
 Other revenues                                           5          -

      Total revenues                                 56,723         654

Benefits and expenses:
 Increase in reserves for future policy benefits     40,721           1
 Surrender benefits                                   1,296       1,312
 Annuity benefits                                       770          28
 Other benefits                                          24          28
                                                     42,811       1,369
Other operating expenses:
 Commissions                                          3,153           3
 General insurance expenses                             864         389
 Taxes, licenses, and fees                               14          27
 Net transfers to (from) separate accounts           12,588      (1,310)

      Total benefits and expenses                    59,430         478

      (Loss) income before federal income tax
          (benefit) expense                          (2,707)        176

Federal income tax (benefit) expense                   (949)         66

Net (loss) income                                 $  (1,758)   $    110

                          See accompanying notes.

                  KEYPORT BENEFIT LIFE INSURANCE COMPANY
            (formerly American Benefit Life Insurance Company)

        STATEMENT OF CAPITAL AND (DEFICIT) SURPLUS-STATUTORY-BASIS
                              (in thousands)

                                           Separate
                                            Account  Unassigned   Total
                        Common  Paid-in  Contingency (Deficit) Captial and
                         Stock  Surplus    Reserve    Surplus    Surplus

Balances at
    January 1, 1997    $  2,000 $  5,000  $     92   $   1,328   $  8,420

 Net income                                                110        110
 Change in asset
    valuation reserve                                       59         59
 Transfer of
    Contingency reserve                        (92)         92         -
 Dividends paid                   (2,500)                          (2,500)
Balances at
    December 31, 1997     2,000    2,500        -        1,589      6,089

 Net loss                                               (1,758)    (1,758)
 Change in non-admitted
    Assets                                                (100)      (100)
 Capital contribution              7,500                            7,500

Balances at
    December 31, 1998  $  2,000 $ 10,000  $     -    $    (269)  $ 11,731





                          See accompanying notes.

                  KEYPORT BENEFIT LIFE INSURANCE COMPANY
            (formerly American Benefit Life Insurance Company)

                  STATEMENT OF CASH FLOW-STATUTORY-BASIS
                              (in thousands)

                                               Year Ended December 31
                                                 1998          1997

Operations:
 Premiums and annuity considerations          $   55,769    $       38
 Net investment income received                      671           648
 Benefits paid                                    (2,076)       (1,365)
 Commissions and other expenses                   (4,067)         (341)
 Net transfers (to) from separate account        (13,453)        1,317
 Separate account fee income                          28            46
 Other revenues received less other expenses           4            (1)
 Federal income taxes paid                          (172)         (126)
    Net cash provided by operations               36,704           216

Investment activities:
 Proceeds from sales, maturities, or
    repayments of bonds                            1,000         5,743
 Cost of bonds acquired                          (10,575)         (294)
    Net cash (used in) provided by
       investment activities                      (9,575)        5,449

Financing and other activities:
 Capital contribution received                     7,500            -
 Dividend paid                                        -         (2,500)
 Other applications, net                           1,306             1
    Net cash provided by (used in)
       financing and other activities              8,806        (2,499)

Net increase in cash and short-term
    Investments                                   35,935         3,166
Cash and short-term investments:
    Beginning of year                              3,451           285
    End of year                               $   39,386    $    3,451

                          See accompanying notes.

                  KEYPORT BENEFIT LIFE INSURANCE COMPANY
            (formerly American Benefit Life Insurance Company)

               NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1.   Organization

On January 2, 1998, Keyport Life Insurance Company acquired the common stock of American Benefit Life Insurance Company, renamed Keyport Benefit Life Insurance Company (the "Company") on March 31, 1998. Keyport Benefit Life Insurance Company is licensed in the State of New York and Rhode Island and offers fixed and variable annuities and accident and health policies.

The Company is a wholly-owned subsidiary of Keyport Life Insurance Company ("Keyport Life"). Keyport Life is a wholly-owned subsidiary of SteinRoe Services Incorporated ("SteinRoe"). SteinRoe is a wholly-owned subsidiary of Liberty Financial Companies, Incorporated ("Liberty Financial"), which is a majority owned, indirect subsidiary of Liberty Mutual Insurance Company ("Liberty Mutual").

2.   Summary of Significant Accounting Policies

(a) Basis of Presentation

The accompanying financial statements have been prepared in accordance with insurance accounting practices prescribed or permitted by the New York State Insurance Department. These practices differ from generally accepted accounting principles ("GAAP"). The more significant variances between statutory and GAAP are as follows: (a) the costs related to acquiring and renewing business are charged to current operations as incurred rather than deferred and amortized over the premium paying period or in proportion to the present value of expected gross profits; (b) policy reserves are based on statutory mortality and interest requirements rather than full account value; (c) deferred federal income taxes are not provided for the difference between the financial reporting and tax bases of assets and liabilities for statutory purposes, whereas, they are required for GAAP;
(d) certain assets designated as "non-admitted assets" (principally furniture and equipment, leasehold improvements, and certain agents' debit balances) have been excluded from the balance sheet through a charge to surplus; (e) bonds are generally carried at amortized cost irrespective of the Company's investment portfolio activity; (f) the asset valuation reserve (AVR), which is in the nature of a contingency reserve for possible losses on investments, is recorded as a liability through a charge to surplus, and (g) the interest maintenance reserve (IMR), which is designed to include deferred realized gains and losses (net of applicable federal income taxes) due to interest rate changes on fixed income investments, is also recorded as a liability. These deferred net realized investment gains or losses are amortized into future income generally over the original period to maturity of the assets sold.

                  KEYPORT BENEFIT LIFE INSURANCE COMPANY
            (formerly American Benefit Life Insurance Company)

         NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (continued)


2.   Summary of Significant Accounting Policies (continued)

Other significant accounting practices are as follows:

(b) Permitted Statutory Accounting Practices

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York State Insurance Department. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

In 1998, the NAIC adopted codified statutory accounting principles ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time it is unclear whether the state of New York will adopt Codification. Management has not yet determined the impact of Codification to the Company's statutory-basis financial statements.

(c) Investments

All investments are valued in accordance with guidelines provided by the NAIC. Bonds are carried at amortized cost, except for those bonds in or near default, which are recorded at lower of amortized cost or fair value. Realized investment gains and losses are calculated on a first-in, first-out basis.

Net realized investment gains or losses include gains on sales of equity securities and credit related gains and losses on fixed maturities, net of applicable federal income taxes. Interest related realized investment gains or losses are deferred in the IMR and amortized under the grouped method. The grouped method classifies realized investment gains and losses, net of applicable taxes, according to the number of calendar years to expected maturity. The groupings are in bands of five calendar years with amortization factors for each band provided by the NAIC's Securities Valuation Office.

                  KEYPORT BENEFIT LIFE INSURANCE COMPANY
            (formerly American Benefit Life Insurance Company)

         NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (continued)

2.   Summary of Significant Accounting Policies (continued)

(d) Cash and Short-Term Investments

Cash and short term investments represent cash balances and investments with original maturities of one year or less.

(e) Separate Accounts

Separate account assets, which are valued at fair value, consist principally of investments in mutual funds and are included as a separate caption in the balance sheet. The contractholders bear the investment risk. Investment income and changes in asset values related to policyholders are fully allocated to variable annuity and variable life policyholders and, therefore, do not affect the operating results of the Company. The Company provides administrative services and bears the mortality risk related to these contracts. The statement of operations includes the premiums, benefits and other items (including transfers to and from the separate account) arising from the operations of the separate account.

(f) Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in determining estimated fair values of financial instruments:

Fixed maturities: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturities not actively traded, the estimated fair values are determined using values from independent pricing services, or, in the case of private placements, are determined by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the securities.

Cash and short-term investments: The carrying value of cash and short-term investments approximates fair value.

Reserves for future policy benefits: Deferred annuity contracts are assigned fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of the future cash flows at current pricing rates.

(g) Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

(h) Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation.

                  KEYPORT BENEFIT LIFE INSURANCE COMPANY
            (formerly American Benefit Life Insurance Company)

         NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (continued)

3.   Investments

(a) Fixed Maturities

The carrying value and fair value of investments in fixed maturities as of December 31, 1998 and 1997 are as follows (in thousands):

                                          December 31, 1998
                                         Gross        Gross
                            Carrying   Unrealized   Unrealized     Fair
                              Value       Gains       Losses       Value

U.S. Treasury securities   $  12,546    $     79    $    (105)  $  12,520

                                          December 31, 1997
                                         Gross        Gross
                            Carrying   Unrealized   Unrealized     Fair
                              Value       Gains       Losses       Value

U.S. Treasury securities   $   2,996    $     64    $      -    $   3,060

(b) Contractual Maturities

The carrying value and fair value of fixed maturities by contractual maturity as of December 31, 1998 are as follows (in thousands):

                                                  December 31, 1998
                                               Carrying            Fair
                                                 Value            Value
Due in one year or less                       $     999        $   1,030
Due after one year through five years            11,547           11,490
         Total fixed maturities               $  12,546        $  12,520

                  KEYPORT BENEFIT LIFE INSURANCE COMPANY
            (formerly American Benefit Life Insurance Company)

         NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (continued)

3.   Investments (continued)

At December 31, 1998 and 1997, bonds with an amortized cost of $499,532 and $500,000, respectively, were on deposit with state insurance departments to satisfy regulatory authorities.

(c) Net Investment Income

Net investment income is summarized as follows (in thousands):

                                              Year Ended December 31
                                               1998             1997

Bonds                                        $     243      $      502
Cash and short-term investments                    673              76
      Gross investment income                      916             578
Investment expenses                                 -              (15)
                                                   916             563
Amortization of interest maintenance reserve         5               8
      Net investment income                  $     921      $      571

There were no non-income producing bonds as of December 31, 1998 and 1997.

4.   Federal Income Taxes

Income taxes are calculated as if the Company filed its own income tax return. For 1998, the Company will file a consolidated return with Keyport Life and Independence Life and Annuity Company. The Company will be eligible to file a consolidated return with Liberty Financial beginning in 2003. The method of allocation is subject to a written agreement and is based upon separate return calculations with current credit for net losses incurred to the extent those losses are used in the consolidated return. This written agreement is pending approval from the state of Rhode Island. For 1997, the Company filed a consolidated return with its former parent, American Republic Insurance Company.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate of 35% for the following reasons (in thousands):

                                                Year ended December 31
                                                 1998             1997

Computed expected tax (benefit) expense        $    (947)      $      62
Other, net                                            (2)              4

    Federal income tax (benefit) expense       $    (949)      $      66

       Taxes recoverable of $1,034,000 are included in other assets.

                  KEYPORT BENEFIT LIFE INSURANCE COMPANY
            (formerly American Benefit Life Insurance Company)

         NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (continued)

5.  Transactions with Affiliated Companies

The Company reimbursed Keyport Life for corporate general and administrative expenses and corporate overhead, such as executive and legal support. The total amount reimbursed in 1998 was $318,590. In 1997, the Company reimbursed American Republic Life Insurance Company (former parent) $69,415 for the cost of services that it provided to the Company.

6.   Dividend Restrictions

The maximum amount of dividends which can be paid by the Company without prior approval of the Insurance Commissioner of the State of New York is subject to restrictions related to statutory surplus and statutory adjusted net investment income. The Company has not paid dividends since the acquisition by Keyport Life.

7.  Commitments and Contingencies

(a) Leases

The Company leases its home office, data processing equipment, furniture and certain office facilities from others, under operating leases expiring in various years through 2006. Rental expense amounted to $9,450 and $16,316 for the years ended December 31, 1998 and 1997, respectively. The following are the minimum future rental payments under noncancelable operating leases having remaining terms in excess of one year at December 31, 1998:

            1999                                   $    13,200
            2000                                        13,200
            2001                                        13,200
            2002                                        15,000
            2003                                        15,000
            Thereafter                                  45,000

            Total minimum future rental payments   $   114,600

(b) Other Matters

The Company is involved, from time to time, in litigation incidental to its business. In the opinion of management, the resolution of such litigation is not expected to have a material adverse effect on the Company's financial position.

                  KEYPORT BENEFIT LIFE INSURANCE COMPANY
            (formerly American Benefit Life Insurance Company)

         NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (continued)

8. Annuity Reserves

At December 31, 1998, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows (in thousands):

                                                        Amount    Percent
Subject to discretionary withdrawal (with adjustment)
  At book value less current surrender charge of 5%
    or more                                           $  39,873    69.3%
  At market value                                        16,702    29.1%
  Total with adjustment or at market value               56,575    98.4%
Subject to discretionary withdrawal (without
    adjustment) at book value with minimal or no
    charge or adjustment                                    943     1.6%
Not subject to discretionary withdrawal                      -       -

Total annuity reserves and deposit fund liabilities   $  57,518   100.0%

The carrying value and fair value of the Company's reserves for future policy benefits at December 31, 1998 was $40.9 million and $40.8 million, respectively.

9. Separate Accounts

At December 31, 1998, the Company had reserves for nonguaranteed separate accounts subject to discretionary withdrawal at market value of $17.4 million. A reconciliation of the amounts transferred to and from the separate accounts is presented below (in thousands):

                                              Year ended December 31, 1998
Transfers as reported in the Summary of
  Operations of the Separate Accounts
  Statement:
Transfers from separate accounts                       $     (1,529)
Transfers to separate accounts                               14,153
Net transfers from separate accounts                         12,624
Reconciling adjustments:
  Other transfers                                                36
Transfers as reported in the Summary of Operations
  of the Life, Accident & Health Annual Statement      $     12,588

                  KEYPORT BENEFIT LIFE INSURANCE COMPANY
            (formerly American Benefit Life Insurance Company)

         NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (continued)

10.   Risk-Based Capital

Life and health insurance companies are required to calculate Risk-Based Capital ("RBC") in accordance with instructions set forth by the NAIC. RBC is a means of setting the capital standards for insurance companies to support their operations and encompasses various risks associated with the business including asset quality, premium volume, policy reserves, and interest rates. The RBC is then compared to the Company's total adjusted capital, which is comprised of reported capital and surplus adjusted for the asset valuation reserve. The Company's capital and surplus exceeds the RBC requirements at December 31, 1998.

11.  Year 2000 (Unaudited)

The Company relies significantly on computer systems and applications in its operations. Many of these systems are not presently Year 2000 compliant. These systems use programs that were designed and developed without considering the impact of the upcoming change in the century. Any of the Company's computer programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. The Company's business, financial condition and results of operations could be materially and adversely affected by the failure of the Company's systems and applications (and those operated by third parties interfacing with the Company's systems and applications) to properly operate or manage these dates.

In addressing the Year 2000 issue, the Company has completed an inventory of its computer programs and assessed its Year 2000 readiness. The Company's computer programs include internally developed programs, third-party purchased programs and third-party custom developed programs. For programs which were identified as not being Year 2000 ready, the Company has implemented a remedial plan which includes repairing or replacing the programs and appropriate testing for Year 2000. The remediation plan is substantially complete and is currently in the final testing phase. The Company also identified its non-information technology systems with respect to Year 2000 issues. The Company initiated remediation efforts in this area and expects to complete this phase during 1999.

                  KEYPORT BENEFIT LIFE INSURANCE COMPANY
            (formerly American Benefit Life Insurance Company)

         NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (continued)

11.  Year 2000 (Unaudited)(continued)

In addition, the Company has initiated communication with significant financial institutions, distributors, suppliers and others with which it does business to determine the extent to which the Company's systems are vulnerable by the failure of others to remediate their own Year 2000 issues. The Company has received feedback from such parties and is in the process of independently confirming information received from other parties with respect to their year 2000 issues. The Company is developing, and will continue to develop, contingency plans for dealing with any adverse effects that become likely in the event the Company's remediation plans are not successful or third parties fail to remediate their own Year 2000 issues. The Company expects contingency planning to be substantially complete by June 1999. If necessary modifications and conversions are not made, or are not timely completed, or if the systems of the companies on which the Company's interface system relies are not timely converted, the Year 2000 issues could have a material impact on the financial condition and results of operations of the Company. However, the Company believes that with modifications to existing software and conversions to new software, the Year 2000 issue will not pose significant operational problems for its computer systems.

                                  PART C

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:
          Included in Part B:
          Variable Account A:

             Statements of Assets and Liabilities - December 31, 1998 Statements of Operations and Changes in Net Assets for the
                period ended December 31, 1998
             Notes to Financial Statements
          Keyport Benefit Life Insurance Company (formerly American Benefit
           Life Insurance Company):
             Balance Sheet--Statutory-Basis for the years ended December 31,
                1998 and 1997.
             Statements of Operations--Statutory-Basis for the years ended
                December 31, 1998 and 1997.
             Statements of Capital and (Deficit) Surplus--Statutory-Basis for
                the years ended December 31, 1998 and 1997.
             Statements of Cash Flow--Statutory-Basis for the years ended
                December 31, 1998 and 1997.
             Notes to Statutory-Basis Financial Statements


     (b)  Exhibits:

    **    (1)  Resolution of the Board of Directors establishing Variable
               Account A

          (2)  Not applicable

    **    (3a) Form of Principal Underwriter's Agreement

    **    (3b) Specimen Agreement between Principal Underwriter and Dealer

    **    (4a) Form of Group Variable Annuity Contract of Keyport Benefit
               Life Insurance Company

    **    (4b) Form  of  Group  Variable  Annuity  Certificate  of  Keyport
               Benefit Life Insurance Company

    **    (4c) Form of Tax-Sheltered Annuity Endorsement

    **    (4d) Form of Individual Retirement Annuity Endorsement

    **    (4e) Form of Corporate/Keogh 401(a) Plan Endorsement

    **    (4f) Form of Unisex Endorsement

    **    (4g) Form of Qualified Plan Endorsement

    ***   (4h) Specimen Group Variable Annuity Contract of Keyport Benefit
               Life Insurance Company (M&N)

    ***   (4i) Specimen Variable Annuity Certificate of Keyport Benefit
               Life Insurance Company (M&N)

    ****  (4j) Specimen Group Variable Annuity Contract of Keyport Benefit
               Life Insurance Company (KA)

    ****  (4k) Specimen Variable Annuity Certificate of Keyport Benefit
               Life Insurance Company (KA)

    +     (4l) Specimen Group Variable Annuity Contract of Keyport Benefit
               Life Insurance Company (KAV)

    +     (4m) Specimen Variable Annuity Certificate of Keyport Benefit
               Life Insurance Company (KAV)

    **    (5a) Form of Application for a Group Variable Annuity Contract

    **    (5b) Form of Application for a Group Variable Annuity Certificate

    ***   (6a) Articles of Incorporation of Keyport Benefit Life Insurance
               Company

    ***   (6b) By-Laws of Keyport Benefit Life Insurance Company

          (7)  Not applicable

    **    (8a) Form of Participation Agreement

    ***   (8b) Participation Agreement Among Manning & Napier Insurance
               Fund, Inc., Manning & Napier Investor Services, Inc., Manning & Napier Advisors, Inc., and Keyport Benefit Life Insurance Company

    ***   (8c) Participation Agreement By and Among Keyport Benefit
               Life Insurance Company, Keyport Financial Services Corp., and SteinRoe Variable Investment Trust

    ****  (8d) Participation Agreement Among MFS Variable Insurance Trust,
               Keyport Benefit Life Insurance Company, and Massachusetts Financial Services Corp.

    ****  (8e) Participation Agreement Among The Alger American Fund,
               Keyport Benefit Life Insurance Company, and Fred Alger and Company, Incorporated

    ****  (8f) Participation Agreement Among Alliance Variable Products
               Series Fund, Inc., Alliance Fund Distributors, Inc., Alliance Capital Management L.P., and Keyport Benefit Life Insurance Company

    ****  (8g) Participation Agreement By and Among Keyport Benefit Life
               Insurance Company, Keyport Financial Services Corp., and Liberty Variable Investment Trust

    +     (8h) Participation Agreement By and Among AIM Variable Insurance
               Funds, Inc., Keyport Benefit Life Insurance Company, on Behalf of Itself and its Separate Accounts, and Keyport Financial Services Corp.

    **    (9)  Opinion and Consent of Counsel

          (10) Consent of Independent Auditors

          (11) Not applicable

          (12) Not applicable

    ++    (13) Schedule for Computations of Performance Quotations

    *     (15) Chart of Affiliations

    **    (16) Powers of Attorney

    **    (17) Specimen Tax-Sheltered Annuity Acknowledgement

    **    (18) Form of Administrative Services Agreement

          (27) Financial Data Schedule

* Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement (Files No. 333-1043; 811-7543) filed on or about February 6, 1998.

** Incorporated by reference to Registration Statement (Files No. 333-45727; 811-08635) filed on or about February 6, 1998.

*** Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (Files No. 333-45727; 811-08635) filed on or about June 15, 1998.

**** Incorporated by reference to Post-Effective Amendment No. 1 to the
     Registration Statement (Files No. 333-45727; 811-08635) filed on or about June 30, 1998.

+ Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement (Files No. 333-45727; 811-08635) filed on or about July 23, 1998.

++   To be Filed by Amendment.

Item 25.  Officers and Directors of the Depositor.

Name and                       Position and Offices
Business Address*              with Depositor

William P. Donohue             Director
Senior Advisor
Bentley Associates LP
1155 Avenue of the Americas
New York, NY 10036

Peter M. Lehrer                Director
Opus Three Ltd.
550 Mamaroneck Ave.
Harrison, NY 10528

Jeff S. Liebmann               Director
Partner
Dewey Ballantine LLP
1301 Avenue of the Americas
New York, NY 10019-6092

Christopher C. York            Director
Principal
C.C. York Company
200 Rector Place, 18-E
New York, NY 11280-1101


Paul H. Lefevre, Jr.           Chairman of the Board, Director, Acting
                               President and Executive Vice President


Bernard R. Beckerlegge         Director, Senior Vice President and General
                               Counsel

Bernhard M. Koch               Director, Senior Vice President and Chief
                               Financial Officer

Stewart R. Morrison            Senior Vice President and Chief Investment
                               Officer

Francis E. Reinhart            Senior Vice President and Chief Information
                               Officer

Mark R. Tully                  Senior Vice President and Chief Sales Officer

Garth A. Bernard               Vice President

Daniel C. Bryant               Vice President and Assistant Secretary

James P. Greaton               Vice President and Corporate Actuary

Jacob M. Herschler             Vice President

Kenneth M. Hughes              Vice President

James J. Klopper               Vice President and Secretary

Jeffrey J. Lobo                Vice President-Risk Management

Suzanne E. Lyons               Vice President-Human Resources

Jeffery J. Whitehead           Vice President and Treasurer

Daniel Yin                     Vice President

John G. Bonvouloir             Assistant Vice President and Assistant
                               Treasurer

Alan R. Downey                 Assistant Vice President

Scott E. Morin                 Assistant Vice President and Controller

Donald A. Truman               Assistant Secretary

*125 High Street, Boston, Massachusetts 02110, unless noted otherwise

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

       The Depositor controls the Registrant, and is a wholly-owned subsidiary of Keyport Life Insurance Company, which controls KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II.

      The Depositor is under common control with Keyport Financial Services Corp. (KFSC), a Massachusetts corporation functioning as a broker/dealer of securities. KFSC files separate financial statements.

      The Depositor is under common control with Liberty Advisory Services Corp. (LASC), a Massachusetts corporation functioning as an investment adviser. LASC files separate financial statements.

      The Depositor is under common control with Independence Life and Annuity Company ("Independence Life"), a Rhode Island corporation functioning as a life insurance company. Independence Life files separate financial statements.

      Chart for the affiliations of the Depositor is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement (Files No. 333-1043; 811-7543) filed on or about February 6, 1998.

Item 27.  Number of Contract Owners.

     None.


Item 28.  Indemnification.

      Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

      Keyport Financial Services Corp. (KFSC) is principal underwriter of the SteinRoe Variable Investment Trust and the Liberty Variable Investment Trust, which offer eligible funds for variable annuity and variable life insurance contracts. KFSC is the principal underwriter for Variable Account A of Keyport Benefit Life Insurance Company. KFSC is also principal underwriter for Variable Account J and Variable Account K of Liberty Life Assurance Company of Boston and for the KMA Variable Account, Variable Account A and Keyport Variable Account-I of Keyport Life Insurance Company and for the Independence Variable Annuity Account and Independence Variable Life Account of Independence Life and Annuity Company, which are affiliated companies of Keyport Benefit.

The directors and officers are:

Name and Principal       Position and Offices
Business Address*        with Underwriter


Jacob M. Herschler       Director

Paul T. Holman           Director and Assistant Clerk

James J. Klopper         Director, President and Clerk

Daniel C. Bryant         Vice President


Rogelio P. Japlit        Treasurer

Donald A. Truman         Assistant Clerk

     *125 High Street, Boston, Massachusetts 02110.

Item 30.  Location of Accounts and Records.

     Keyport Benefit Life Insurance Company, 125 High St., Boston, MA 02110

     Keyport Life Insurance Company, 125 High St., Boston, MA 02110

Item 31.  Management Services.

     Not applicable.

Item 32.  Undertakings.

      The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

      The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      Registrant represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it has complied with the provisions of paragraphs (1) - (4) of that letter. Specimen of acknowledgement form used to comply with paragraph (4) is included as Exhibit 17 in this Registration Statement.

Representation

      Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this Registration Statement.

                                SIGNATURES

                                SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and State of Massachusetts, on this 30th day of April, 1999.


                                       Variable Account A
                                          (Registrant)


                              By: Keyport Benefit Life Insurance Company
                                             (Depositor)



                              By:  /s/ Paul H. LeFevre, Jr.
                                   Paul H. LeFevre, Jr.
                                   Acting President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/PAUL H. LEFEVRE, JR.*            /s/PAUL H. LEFEVRE, JR.        4/30/99
PAUL H. LEFEVRE, JR.                PAUL H. LEFEVRE, JR.
Chairman of the Board               Acting President

/s/BERNARD R. BECKERLEGGE*          /s/BERNHARD M. KOCH*
BERNARD R. BECKERLEGGE              BERNHARD M. KOCH
Director                            Chief Financial Officer

/s/WILLIAM P. DONOHUE*
WILLIAM P. DONOHUE
Director

/s/BERNHARD M. KOCH*
BERNHARD M. KOCH
Director

/s/PAUL H. LEFEVRE, JR.
PAUL H. LEFEVRE, JR.
Director
                               *BY: /s/James J. Klopper     April 30, 1999
/s/PETER M. LEHRER*                 James J. Klopper           Date
PETER M. LEHRER                     Attorney-in-Fact
Director

/s/JEFF S. LIEBMANN*
JEFF S. LIEBMANN
Director

/s/CHRISTOPHER C. YORK*
CHRISTOPHER C. YORK
Director



* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 in the Registration Statement on Form N-4 filed on or about February 6, 1998 (Files No. 333-45727; 811-08635).

                               EXHIBIT INDEX


Item                                                             Page

(10) Consent of Independent Auditors